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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-09913

                           AIM Counselor Series Trust
               (Exact name of registrant as specified in charter)

                11 Greenway Plaza, Suite 100 Houston, Texas 77046
               (Address of principal executive offices) (Zip code)

       Philip A. Taylor 11 Greenway Plaza, Suite 100 Houston, Texas 77046
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 626-1919

Date of fiscal year end: 8/31

Date of reporting period: 11/30/06

Item 1.  Schedule of Investments.

                       AIM ADVANTAGE HEALTH SCIENCES FUND
          Quarterly Schedule of Portfolio Holdings - November 30, 2006

YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--

AIMinvestments.com           I-AHS-QTR-1  11/06             A I M Advisors, Inc.

AIM ADVANTAGE HEALTH SCIENCES FUND

SCHEDULE OF INVESTMENTS
November 30, 2006
(Unaudited)

                                        SHARES        VALUE
                                      ---------   ------------
DOMESTIC COMMON STOCKS & OTHER
   EQUITY INTERESTS-89.07%
BIOTECHNOLOGY-28.60%
Altus Pharmaceuticals Inc. (a)           80,053   $  1,465,770
Amgen Inc. (a)(b)                        64,565      4,584,115
Arena Pharmaceuticals, Inc. (a)          25,145        324,370
Biogen Idec Inc. (a)                     50,174      2,622,093
BioMarin Pharmaceutical Inc. (a)         53,364        913,058
Celgene Corp. (a)                        16,043        894,113
Cubist Pharmaceuticals, Inc. (a)(b)      32,514        661,985
Evolutionary Genomics /GenoPlex,
   Inc.  (Acquired
   09/15/97-06/25/98; Cost
   $408,490)(a)(c)(d)(e)(f)           3,663,120              0
Genentech, Inc. (a)                      18,133      1,482,373
Genzyme Corp. (a)                        94,662      6,096,233
Gilead Sciences, Inc. (a)               101,888      6,716,457
Human Genome Sciences, Inc. (a)          74,893        937,660
InterMune, Inc. (a)                      35,300        755,420
Keryx Biopharmaceuticals, Inc. (a)       25,537        352,411
Mannkind Corp. (a)(g)                    34,954        573,246
Medarex, Inc. (a)                        63,766        860,203
MedImmune, Inc. (a)                      66,833      2,184,771
Myriad Genetics, Inc. (a)                15,442        469,437
Nuvelo, Inc. (a)                         20,060        385,353
OSI Pharmaceuticals, Inc. (a)             9,316        341,711
Panacos Pharmaceuticals Inc. (a)(b)      97,108        629,260
PDL BioPharma Inc. (a)                   61,297      1,392,055
SONUS Pharmaceuticals, Inc. (a)(g)      145,299        849,999
Theravance, Inc. (a)                     15,700        491,253
TorreyPines Therapeutics Inc.
   (a)(b)                                11,015         69,725
United Therapeutics Corp. (a)            38,401      2,235,706
Vertex Pharmaceuticals Inc. (a)          43,372      1,921,380
ZymoGenetics, Inc. (a)                   90,461      1,421,142
                                                  ------------
                                                    41,631,299
                                                  ------------
DRUG RETAIL-0.76%
CVS Corp.                                38,362      1,103,675
                                                  ------------
HEALTH CARE DISTRIBUTORS-0.91%
PSS World Medical, Inc. (a)              63,072      1,320,728
                                                  ------------
HEALTH CARE EQUIPMENT-16.01%
Baxter International Inc.                35,118      1,571,179
Biomet, Inc.                             31,318      1,184,134
Cytyc Corp. (a)                         174,118      4,565,374
Dade Behring Holdings Inc.               36,055      1,365,042
Dexcom Inc. (a)                          78,341        882,120
EPIX Pharmaceuticals Inc. (a)           106,603        491,440

                                        SHARES        VALUE
                                      ---------   ------------
HEALTH CARE EQUIPMENT-(CONTINUED)
Hospira, Inc. (a)                        81,109   $  2,660,375
Mentor Corp.                             46,723      2,333,814
NxStage Medical, Inc. (a)                79,722        711,918
Respironics, Inc. (a)                    63,301      2,282,634
Sensys Medical, Inc.  (Acquired
   04/23/04-08/09/06; Cost $1,302)
   (a)(c)(d)(e)(f)                        8,750            875
St. Jude Medical, Inc. (a)               55,201      2,057,341
Thoratec Corp. (a)                      142,991      2,106,257
Varian Medical Systems, Inc. (a)         22,100      1,087,762
                                                  ------------
                                                    23,300,265
                                                  ------------
HEALTH CARE FACILITIES-1.36%
Assisted Living Concepts Inc.
   -Class A (a)(g)                       68,892        602,116
Brookdale Senior Living Inc.             30,199      1,378,584
                                                  ------------
                                                     1,980,700
                                                  ------------
HEALTH CARE SERVICES-7.63%
DaVita, Inc. (a)                         89,981      4,787,889
Express Scripts, Inc. (a)                26,728      1,822,849
HMS Holdings Corp. (a)                   69,700        965,345
Medco Health Solutions, Inc. (a)         21,206      1,064,753
Omnicare, Inc.                           31,859      1,264,484
Quest Diagnostics Inc.                   22,594      1,201,323
                                                  ------------
                                                    11,106,643
                                                  ------------
HEALTH CARE SUPPLIES-0.57%
Cooper Cos., Inc. (The) (b)              15,343        828,062
                                                  ------------
HEALTH CARE TECHNOLOGY-2.71%
Eclipsys Corp. (a)                       71,959      1,523,372
TriZetto Group, Inc. (The) (a)           98,802      1,708,287
Vital Images, Inc. (a)                   22,163        715,200
                                                  ------------
                                                     3,946,859
                                                  ------------
INDUSTRIAL CONGLOMERATES-1.86%
Tyco International Ltd.                  89,390      2,707,623
                                                  ------------
INSURANCE BROKERS-0.17%
eHealth, Inc. (a)                        10,833        242,767
                                                  ------------
LIFE SCIENCES TOOLS &
   SERVICES-7.82%
Advanced Magnetics, Inc. (a)             22,931      1,277,715
Charles River Laboratories
   International, Inc. (a)               32,131      1,341,469
Dionex Corp. (a)                         15,165        872,139
eResearch Technology, Inc. (a)           85,000        545,700
Exelixis, Inc. (a)                       45,700        393,934
Invitrogen Corp. (a)                     32,088      1,765,482

AIM ADVANTAGE HEALTH SCIENCES FUND

                                        SHARES        VALUE
                                      ---------   ------------
LIFE SCIENCES TOOLS &
   SERVICES-(CONTINUED)
Millipore Corp. (a)                       1,587   $    108,567
Molecular Devices Corp. (a)              11,618        245,256
Pharmaceutical Product Development,
   Inc.                                  58,805      1,857,650
Thermo Fisher Scientific, Inc. (a)       57,258      2,509,618
Varian Inc. (a)                          10,683        470,907
                                                  ------------
                                                    11,388,437
                                                  ------------
MANAGED HEALTH CARE-7.01%
Aetna Inc. (b)                           27,701      1,144,328
Aveta, Inc.  (Acquired 12/21/05;
   Cost $947,876)(a)(c)(e)               70,213      1,228,728
Coventry Health Care, Inc. (a)           28,235      1,358,951
Health Net Inc. (a)                      50,774      2,342,712
UnitedHealth Group Inc.                  60,349      2,961,929
WellPoint Inc. (a)                       15,336      1,160,475
                                                  ------------
                                                    10,197,123
                                                  ------------
PHARMACEUTICALS-13.66%
Adolor Corp. (a)                         47,231        370,291
Allergan, Inc. (b)                       41,904      4,885,168
Cadence Pharmaceuticals, Inc. (a)        33,954        449,890
Cypress Bioscience, Inc. (a)             65,902        570,711
Endo Pharmaceuticals Holdings Inc.
   (a)                                   23,573        639,064
Forest Laboratories, Inc. (a)            32,370      1,576,419
Johnson & Johnson                        92,424      6,091,666
Lilly (Eli) and Co.                      25,174      1,349,075
POZEN Inc. (a)                          100,572      1,652,398
Sepracor Inc. (a)                        14,658        818,063
Warner Chilcott Ltd. -Class A (a)        71,938        993,464
Xenoport Inc. (a)                        17,895        479,944
                                                  ------------
                                                    19,876,153
                                                  ------------
   Total Domestic Common Stocks &
      Other Equity Interests
      (Cost $117,098,156)                          129,630,334
                                                  ============
FOREIGN COMMON STOCKS & OTHER
   EQUITY INTERESTS-19.61%
AUSTRALIA-0.27%
CSL Ltd. (Biotechnology) (h)              8,265        386,769
                                                   -----------
CANADA-2.15%
Cardiome Pharma Corp.
   (Pharmaceuticals) (a)                106,168      1,232,610
MDS Inc. (Life Sciences Tools &
  Services) (g)                         103,900      1,901,664
                                                  ------------
                                                     3,134,274
                                                  ------------
FRANCE-2.87%
Ipsen S.A. (Pharmaceuticals)
   (Acquired 12/06/05; Cost
   $1,562,002)(c)(h)                     59,673      2,620,568
Sanofi-Aventis -ADR
   (Pharmaceuticals)                     35,386      1,557,338
                                                  ------------
                                                     4,177,906
                                                  ------------

                                        SHARES        VALUE
                                      ---------   ------------
GERMANY-1.32%
Merck KGaA (Pharmaceuticals) (h)         17,474   $  1,917,195
                                                  ------------
JAPAN-0.84%
Shionogi & Co., Ltd.
   (Pharmaceuticals) (g)                 63,270      1,226,978
                                                  ------------
SWITZERLAND-9.88%
Novartis A.G. -ADR
   (Pharmaceuticals)                     98,969      5,780,780
Roche Holding A.G.
   (Pharmaceuticals) (h)                 47,629      8,604,298
                                                  ------------
                                                    14,385,078
                                                  ------------
UNITED KINGDOM-2.28%
AstraZeneca PLC-ADR
   (Pharmaceuticals)                     22,455      1,299,920
Shire PLC -ADR
   (Pharmaceuticals)                     33,310      2,018,586
                                                  ------------
                                                     3,318,506
                                                  ------------
   Total Foreign Common Stocks &
      Other Equity Interests
      (Cost $20,535,874)                            28,546,706
                                                  ============
PREFERRED STOCKS-5.55%
BIOTECHNOLOGY-0.16%
Athersys Inc., Series F, Conv. Pfd.
   (Acquired 04/17/00; Cost
   $5,000,000)(a)(c)(d)(e)(f)           416,667        235,293
Ingenex, Inc., Series B, Pfd.
   (Acquired 09/27/94; Cost
   $600,000)(a)(c)(d)(e)(f)             103,055              0
                                                  ------------
                                                       235,293
                                                  ------------
HEALTH CARE DISTRIBUTORS-0.70%
Locus Pharmaceuticals, Inc.,
   Series C, Pfd. (Acquired
   11/21/00; Cost $4,500,000)
   (a)(c)(d)(e)(f)(i)                 2,000,000        781,640
   Series D, Pfd.
      (Acquired 09/06/01; Cost
      $2,352,940)(a)(c)(d)(e)(f)(i)     588,235        229,894
                                                  ------------
                                                     1,011,534
                                                  ------------
HEALTH CARE EQUIPMENT-4.63%
Masimo Corp., Series C, Pfd.
   (Acquired 10/07/98; Cost
   $1,000,000)(a)(c)(d)(e)(f)           125,000      2,607,500
   Series F, Conv. Pfd.
      (Acquired 09/14/99; Cost
      $174,999)(a)(c)(d)(e)(f)           15,909        331,862
Intact Medical Corp., Series C,
   Pfd.  (Acquired 03/26/01; Cost
   $2,000,001)(a)(c)(d)(e)(f)         2,439,026      1,664,635
Sensys Medical, Inc., Series A-2,
   Pfd. (Acquired
   02/25/98-09/30/05; Cost
   $7,627,992)(a)(c)(d)(e)(f)         2,173,209      1,890,692
   Series B, Conv. Pfd. (Acquired
      03/16/05-06/15/05; Cost
      $245,305)(a)(c)(d)(e)(f)          281,959        245,304
                                                  ------------
                                                     6,739,993
                                                  ------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM ADVANTAGE HEALTH SCIENCES FUND

                                        SHARES        VALUE
                                      ---------   ------------
PHARMACEUTICALS-0.06%
BioImagene, Inc., Series B-2, Pfd.
   (Acquired 05/24/01; Cost
   $1,350,000)(a)(c)(d)(e)(f)            93,867   $     94,336
                                                  ------------
   Total Preferred Stocks
      (Cost $24,851,238)                             8,081,156
                                                  ============
MONEY MARKET FUNDS-1.58%
Liquid Assets Portfolio
   -Institutional Class (j)           1,150,869      1,150,869
Premier Portfolio-Institutional
   Class (j)                          1,150,869      1,150,869
                                                  ------------
   Total Money Market Funds
      (Cost $2,301,738)                              2,301,738
                                                  ============
Total Investments (excluding
   investments purchased with cash
   collateral from securities
   loaned)-115.81%
   (Cost $164,787,006)                             168,559,934
                                                  ------------
INVESTMENTS PURCHASED WITH CASH
   COLLATERAL FROM SECURITIES
   LOANED
MONEY MARKET FUNDS-2.34%
Premier Portfolio -Institutional
   Class (j)(k)                       3,402,006      3,402,006
                                                  ------------
   Total Money Market Funds
      (purchased with cash
      collateral from securities
      loaned) (Cost $3,402,006)                      3,402,006
                                                  ------------
TOTAL INVESTMENTS-118.15%
   (Cost $168,189,012)                             171,961,940
                                                  ------------
OTHER ASSETS LESS
   LIABILITIES-(18.15)%                            (26,422,095)
                                                  ------------
NET ASSETS-100.00%                                $145,539,845
                                                  ============

SECURITIES SOLD SHORT

                                        SHARES        VALUE
                                      ---------   ------------
COMMON STOCKS-2.09%
HEALTH CARE DISTRIBUTORS-1.10%
AmerisourceBergen Corp.                  34,929   $  1,606,385
                                      ---------   ------------
HEALTH CARE EQUIPMENT-0.99%
Quidel Corp.                            105,450      1,435,174
                                                  ------------
   TOTAL SECURITIES SOLD SHORT
      (Proceeds $2,695,768)                       $  3,041,559
                                                  ============

Investment Abbreviations:

ADR   -- American Depositary Receipt

Conv. -- Convertible

Pfd.  -- Preferred

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b) All or portion of this security was pledged as collateral to cover margin requirements for securities sold short. The aggregate value of collateral was segregated by the Fund was $4,090,456, which represents 134.49% of the value of securities sold short.

(c) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at November 30, 2006 was $11,931,327, which represented 8.20% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(d) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate value of these securities at November 30, 2006 was $8,082,031, which represented 5.55% of the Fund's Net Assets. See Note 1A.

(e) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at November 30, 2006 was $9,310,759, which represented 6.40% of the Fund's Net Assets.

(f)  Security is considered venture capital. See Note 1G.

(g)  All or a portion of this security was out on loan at November 30, 2006.

(h) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at November 30, 2006 was $13,528,830, which represented 9.30% of the Fund's Net Assets. See Note 1A.

(i) Affiliated company. The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The aggregate value of these securities as of November 30, 2006 was $1,011,534, which represented 0.70% of the Fund's Net Assets. See Note 2.

(j) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(k) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Advantage Health Sciences Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
November 30, 2006
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following

AIM Advantage Health Sciences Fund
     procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. SECURITIES SOLD SHORT -- The Fund may enter into short sales of securities which it concurrently holds ("covered") or for which it holds no corresponding position ("not covered"). Securities sold short represent a liability of the Fund to acquire specific securities at prevailing market prices at a future date in order to satisfy the obligation to deliver the securities sold. The liability is recorded on the books of the Fund at the market value of the common stock determined each day in accordance with the Fund's security valuations policy. The Fund will incur a loss if the price of the security increases between the date of short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates. For positions not covered, there is no ceiling on the ultimate price paid for the securities to cover the short position and therefore, the loss could exceed the amount of proceeds received.

          The Fund is required to segregate cash or securities as collateral in margin accounts with the broker at a level that is equal to the obligation to the broker who delivered such securities to the buyer on behalf of the Fund. The short stock rebate presented in the Statement of Operations represents the net income earned on short sale proceeds held on deposit with the broker and margin interest earned or incurred on short sale transactions. The Fund may also earn or incur margin interest on short sale transactions. Margin interest is the income earned (or expenses incurred) as a result of the market value of securities sold short being less than (or greater than) the proceeds received on the short sales.

AIM Advantage Health Sciences Fund

E. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

F. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. VENTURE CAPITAL INVESTMENTS -- The Fund has invested in non-publicly traded companies, some of which are in the startup or development stages. These investments are inherently risky, as the market for the technologies or products these companies are developing are typically in the early stages and may never materialize. The Fund could lose its entire investment in these companies. These investments are valued at fair value as determined in good faith in accordance with procedures approved by the Board of Trustees. Investments in privately held venture capital securities are illiquid.

H. COLLATERAL - To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

NOTE 2--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the three months ended November 30, 2006.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                CHANGE IN
                                                               UNREALIZED                             REALIZED
                      VALUE      PURCHASES      PROCEEDS      APPRECIATION       VALUE     DIVIDEND     GAIN
FUND                08/31/06      AT COST      FROM SALES    (DEPRECIATION)    11/30/06     INCOME     (LOSS)
----               ----------   -----------   ------------   --------------   ----------   --------   --------
Liquid Assets
   Portfolio -
   Institutional
   Class           $3,289,787   $ 7,944,779   $(10,083,697)       $--         $1,150,869    $24,778      $--

Premier
   Portfolio-
   Institutional
   Class            3,289,787     7,944,779    (10,083,697)        --          1,150,869     24,757       --
                   ----------   -----------   ------------        ---         ----------    -------      ---
   SUBTOTAL        $6,579,574   $15,889,558   $(20,167,394)       $--         $2,301,738    $49,535      $--
                   ==========   ===========   ============        ===         ==========    =======      ===

AIM Advantage Health Sciences Fund

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                 CHANGE IN
                                                                UNREALIZED                             REALIZED
                      VALUE       PURCHASES      PROCEEDS      APPRECIATION       VALUE     DIVIDEND     GAIN
FUND                 08/31/06      AT COST      FROM SALES    (DEPRECIATION)    11/30/06     INCOME*     (LOSS)
----               -----------   -----------   ------------   --------------   ----------   --------   --------
Premier
   Portfolio -
   Institutional
   Class           $10,713,166   $34,582,949   $(41,894,109)       $--         $3,402,006    $6,793       $--

*    Net of compensation to counterparties.

INVESTMENTS IN OTHER AFFILIATES:

The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The following is a summary of the transactions with affiliates for the three months ended November 30, 2006

                                                                    CHANGE IN
                                                                   UNREALIZED                             REALIZED
                         VALUE       PURCHASES      PROCEEDS      APPRECIATION       VALUE     DIVIDEND     GAIN
                        08/31/06      AT COST      FROM SALES    (DEPRECIATION)    11/30/06     INCOME     (LOSS)
                      -----------   -----------   ------------   --------------   ----------   --------   --------
Locus
   Pharmaceuticals,
   Inc., Series C,
   Pfd. (Cost
   $4,500,000)        $   781,640   $        --   $         --         $--        $  781,640    $    --      $--

Locus
   Pharmaceuticals,
   Inc., Series D,
   Pfd. (Cost
   $2,352,940)            229,894            --             --          --           229,894         --       --
                      -----------   -----------   ------------         ---        ----------    -------      ---
   SUBTOTAL           $ 1,011,534   $        --   $         --         $--        $1,011,534    $    --      $--
                      ===========   ===========   ============         ===        ==========    =======      ===
TOTAL
   INVESTMENTS IN
   AFFILIATES         $18,304,274   $50,472,507   $(62,061,503)        $--        $6,715,278    $56,328      $--
                      ===========   ===========   ============         ===        ==========    =======      ===

NOTE 3 -- PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

     At November 30, 2006, securities with an aggregate value of $3,253,665 were on loan to brokers. The loans were secured by cash collateral of $3,402,006 received by the Fund and subsequently invested in an affiliated money market fund. For the three months ended November 30, 2006, the Fund received dividends on cash collateral investments of $6,793 for securities lending transactions, which are net of compensation to counterparties.

AIM Advantage Health Sciences Fund

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended November 30, 2006 was $24,821,516 and $28,092,672, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of:
   Investment securities                               $ 25,241,972
   Securities sold short                                         --
Aggregate unrealized (depreciation) of:
   Investment securities                                (23,173,854)
   Securities sold short                                   (345,791)
                                                       ------------
Net unrealized appreciation of investment securities   $  1,722,327
                                                       ============

     Cost of investments for tax purposes is $169,893,822.

     Proceeds from securities sold short is the same for tax and financial statement purposes.

NOTE 5 -- SUBSEQUENT EVENT

The Board of Trustees of Trust unanimously approved, on November 8, 2006 a Plan of Reorganization pursuant to which the Fund would transfer all of its assets into AIM Global Health Care Fund ("Buying Fund"), a series of AIM Investments Funds ("the Reorganization"). Upon closing of the Reorganization, shareholders of the Fund will receive a corresponding class of shares of the Buying Fund in exchange for their shares of the Fund, and the Fund will cease operations.

     The Plan of Reorganization requires approval of the Fund's shareholders. The Fund will submit the Plan of Reorganization to the shareholders for their consideration at a meeting to be held on March 15, 2007. If approved by the Fund's shareholders, the Reorganizations are expected to be completed on or about April 23, 2007.

                             AIM FLOATING RATE FUND
          Quarterly Schedule of Portfolio Holdings o November 30, 2006


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--


AIMinvestments.com              FLR-QTR-1 11/06             A I M Advisors, Inc.

AIM FLOATING RATE FUND


SCHEDULE OF INVESTMENTS
November 30, 2006
(Unaudited)


                                                               MOODY'S      PRINCIPAL
                                                              RATING(a)       AMOUNT          VALUE
------------------------------------------------------------------------------------------------------
SENIOR SECURED FLOATING RATE INTERESTS - 98.20%(b)(c)

AEROSPACE & DEFENSE - 1.50%

Alion Science & Technology Corp.
   Term Loan
   8.12%, 08/02/09(d)                                            Ba3       $1,870,397       $1,865,721
------------------------------------------------------------------------------------------------------
B/E Aerospace, Inc.
   Term Loan
   7.12-7.22%, 08/24/12(d)                                       Ba3           74,667           74,947
------------------------------------------------------------------------------------------------------
K&F Industries, Inc.
   Term Loan
   7.32%, 11/18/12(d)                                            Ba3          663,213          665,078
------------------------------------------------------------------------------------------------------
Spirit Aerosystems, Inc.
   Term Loan B
   7.11%, 12/31/11(d)                                            Ba3          333,634          333,738
------------------------------------------------------------------------------------------------------
Wesco Aircraft Hardware Corp.
   Term Loan
   7.57%, 09/30/2013(d)                                          B1           588,235          591,177
======================================================================================================
                                                                                             3,530,661
======================================================================================================

AIRLINES - 0.27%

United Air Lines, Inc.
   Delay Draw Term Loan
   9.13%, 02/01/12(d)                                            B1            87,326           88,043
------------------------------------------------------------------------------------------------------
   Term Loan B
   9.12%, 02/01/12(d)                                            Ba1          545,287          549,767
======================================================================================================
                                                                                               637,810
======================================================================================================

AIRPORT SERVICES - 0.77%

Hertz Corp. (The)
   Syn LOC
   5.39%, 12/21/12(d)                                            Ba1          101,010          101,633
------------------------------------------------------------------------------------------------------
   Term Loan B
   7.57-7.62%, 12/21/12(d)                                       Ba1        1,694,336        1,704,785
======================================================================================================
                                                                                             1,806,418
======================================================================================================

ALTERNATIVE CARRIERS - 1.39%

Iridium LLC/Capital Corp.
   First Lien Term Loan A
   9.63%, 06/30/10(d)                                            B3           182,843          182,158
------------------------------------------------------------------------------------------------------
   Second Lien Term Loan
   13.63%, 07/27/12(d)                                           B2            64,200           63,317
------------------------------------------------------------------------------------------------------
Level 3 Communications, Inc.
   Term Loan
   8.40%, 12/01/11(d)                                            B2         3,000,000        3,030,000
======================================================================================================
                                                                                             3,275,475
======================================================================================================

AIM FLOATING RATE FUND


                                                               MOODY'S      PRINCIPAL
                                                              RATING(a)       AMOUNT          VALUE
------------------------------------------------------------------------------------------------------
APPAREL RETAIL - 0.48%

Neiman Marcus Group, Inc. (The)
   Term Loan
   7.64%, 04/06/13(d)                                            Ba3       $1,133,844       $1,140,930
======================================================================================================

APPAREL, ACCESSORIES & LUXURY GOODS - 0.55%

Jostens, Inc.
   Term Loan C
   7.37%, 12/21/11(d)                                            Ba2        1,286,406        1,290,693
======================================================================================================

APPLICATION SOFTWARE - 1.33%

Reynolds & Reynolds
   First Lien Term Loan
   7.82%, 10/26/12(d)                                            Ba2        1,845,000        1,863,450
------------------------------------------------------------------------------------------------------
   Second Lien Term Loan
   10.82%, 10/26/13(d)                                           Ba2        1,260,000        1,264,725
======================================================================================================
                                                                                             3,128,175
======================================================================================================

AUTO PARTS & EQUIPMENT - 1.61%

Delphi Corp.
   Term Loan B
   13.75%, 06/09/11(d)                                            --        1,496,250        1,548,245
======================================================================================================

Federal-Mogul Corp.
   DIP Term Loan
   7.38%, 12/09/06(d)                                            Ba1          110,000          110,027
======================================================================================================

Goodyear Tire & Rubber Co. (The)
   Second Lien Term Loan
   8.14%, 04/30/10(d)                                            Ba3          400,000          403,500
======================================================================================================

Mark IV Industries (Dayco Products, Inc.)
   Second Lien Term Loan
   12/31/2011(d)(e)(f)                                           Ba3          500,000          502,292
------------------------------------------------------------------------------------------------------
   Second Lien Term Loan
   11.12-11.35%, 12/31/11(d)                                     Ba3           76,000           76,348
------------------------------------------------------------------------------------------------------
   Term Loan B
   7.83-8.10%, 06/21/11(d)                                       Ba3        1,041,675        1,036,901
------------------------------------------------------------------------------------------------------
Pep Boys - Manny, Moe & Jack (The)
   Term Loan B
   8.12%, 01/27/11(d)                                            Ba3          121,622          122,534
======================================================================================================
                                                                                             3,799,847
======================================================================================================

BROADCASTING & CABLE TV - 8.39%

Alliance Atlantis Communications Inc.
   Term Loan C
   6.87%, 12/20/11(d)                                            Ba1          492,500          491,474
------------------------------------------------------------------------------------------------------
Atlantic Broadband LLC
   Term Loan B1
   8.11-8.14%, 09/01/11(d)                                       B1         1,216,526        1,230,972
------------------------------------------------------------------------------------------------------
Bragg Communications Inc.
   Term Loan
   7.12%, 08/31/11(d)                                            Ba3        1,018,229        1,018,229
------------------------------------------------------------------------------------------------------

AIM FLOATING RATE FUND


                                                               MOODY'S      PRINCIPAL
                                                              RATING(a)      AMOUNT           VALUE
------------------------------------------------------------------------------------------------------
BROADCASTING & CABLE TV--(CONTINUED)

Cebridge Connections, Inc.
   First Lien Term Loan
   7.62%, 11/05/13(d)                                            B1        $  980,000       $  976,708
------------------------------------------------------------------------------------------------------
   Second Lien Term Loan A
   9.87%, 05/05/14(d)                                            Caa1       1,578,000        1,570,110
------------------------------------------------------------------------------------------------------
   Bridge Term Loan
   10.36%, 11/05/07(d)                                           B1         2,000,000        1,998,750
------------------------------------------------------------------------------------------------------
Charter Communications, Inc.
   Term Loan
   8.01%, 04/28/13(d)                                            B2           948,916          954,907
------------------------------------------------------------------------------------------------------
CSC Holdings Inc.
   Term Loan B
   7.11-7.13%, 03/29/13(d)                                       Ba2          740,000          738,644
------------------------------------------------------------------------------------------------------
Cumulus Media Inc.
   Term Loan
   7.32-7.63%, 06/07/13(d)                                       Ba3          250,791          251,418
------------------------------------------------------------------------------------------------------
Emmis Communications Corp.
   Term Loan B
   7.32%, 11/02/13(d)                                            B1           382,200          383,872
------------------------------------------------------------------------------------------------------
Insight Communications Co., Inc.
   Term Loan B
   7.61%, 04/06/14(d)                                            Ba3        2,334,531        2,345,620
------------------------------------------------------------------------------------------------------
Mediacom Communications Corp.
   Term Loan D-1
   6.82-7.12%, 01/31/15(d)                                       Ba3          990,000          984,277
------------------------------------------------------------------------------------------------------
NTL Investment Holding Ltd.
   Term Loan B4
   7.36%, 12/19/12(d)                                            Ba3          337,440          338,354
------------------------------------------------------------------------------------------------------
NextMedia Operating, Inc.
   Delay Draw Term Loan
   7.32%, 11/15/12(d)                                            B1            69,993           69,731
------------------------------------------------------------------------------------------------------
   Second Lien Term Loan
   9.82%, 11/15/13(d)                                            Caa1         221,093          221,922
------------------------------------------------------------------------------------------------------
   Term Loan A
   7.32%, 11/15/12(d)                                            B1           157,485          156,895
------------------------------------------------------------------------------------------------------
Olympus Cable Holdings
   Term Loan B
   10.25%, 09/30/10(d)                                           B2         3,000,000        2,927,343
------------------------------------------------------------------------------------------------------
PanAmSat Holding Corp.
   Term Loan B-2
   7.87%, 01/03/14(d)                                            B1           997,378        1,005,966
------------------------------------------------------------------------------------------------------
Paxson Communications Corp.
   Term Loan
   8.62%, 01/15/12(d)                                            B1         1,036,364        1,053,205
------------------------------------------------------------------------------------------------------
WideOpenWest Finance, LLC
   First Lien Term Loan
   7.62-7.65%, 05/01/13(d)                                       B1           972,153          972,327
------------------------------------------------------------------------------------------------------
   Second Lien Term Loan
   10.40%, 05/01/14(d)                                           B3            58,200           58,622
======================================================================================================
                                                                                            19,749,346
======================================================================================================

AIM FLOATING RATE FUND


                                                               MOODY'S      PRINCIPAL
                                                              RATING(a)      AMOUNT           VALUE
------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS -- 2.02%

Atrium Companies, Inc.
   Term Loan B
   8.13%, 05/31/12(d)                                            B1        $  398,776       $  391,798
------------------------------------------------------------------------------------------------------
Custom Building Products Inc.
   Second Lien Term Loan
   10.62%, 04/29/12(d)                                           B3         1,540,000        1,533,583
------------------------------------------------------------------------------------------------------
   Term Loan
   7.62%, 10/29/11(d)                                            B1           103,709          103,536
------------------------------------------------------------------------------------------------------
Premdor Inc.
   Canada Term Loan
   7.37-7.38%, 04/05/13(d)                                       Ba3          657,522          643,138
------------------------------------------------------------------------------------------------------
   U.S. Term Loan
   7.37-7.38%, 04/05/13(d)                                       Ba3          658,642          644,234
------------------------------------------------------------------------------------------------------
United Subcontractors, Inc.
   Term Loan B
   8.36%, 12/27/12(d)                                            B2         1,488,750        1,440,366
======================================================================================================
                                                                                             4,756,655
======================================================================================================

CASINOS & GAMING -- 1.20%

Alliance Gaming Corp.
   Term Loan
   9.33%, 09/04/09(d)                                             --          113,487          113,487
------------------------------------------------------------------------------------------------------
BLB Investors, LLC
   First Lien Term Loan
   7.90-7.95%, 07/18/11(d)                                       Ba3          898,500          902,993
------------------------------------------------------------------------------------------------------
   Second Lien Term Loan
   9.70%, 07/18/12(d)                                            B3           510,000          514,463
------------------------------------------------------------------------------------------------------
Columbia Sussex Corp. (Wimar Tahoe Corp.)
   Term Loan B
   10.75%, 10/24/11(d)                                           B2           176,786          177,117
------------------------------------------------------------------------------------------------------
Herbst Gaming, Inc.
   Term Loan B
   7.37%, 01/31/11(d)                                            Ba1          118,200          118,126
------------------------------------------------------------------------------------------------------
Isle of Capri Casino, Inc.
   Delay Draw Term Loan
   7.12%, 02/04/11(d)                                            Ba1          493,750          494,367
------------------------------------------------------------------------------------------------------
Yonkers Racing Corp.
   Loan Facility
   8.82%, 08/12/11(d)                                            B3           500,000          505,313
======================================================================================================
                                                                                             2,825,866
======================================================================================================

COAL & CONSUMABLE FUELS -- 0.03%

United Central Industrial Supply Co.
   Term Loan B
   8.32-8.61%, 03/31/12(d)                                       B3            70,579           70,814
======================================================================================================

COMMERCIAL PRINTING -- 0.69%

Xsys (BASF Inks)
   Term Loan B5
   7.87%, 12/31/12(d)                                             --          795,787          798,174
------------------------------------------------------------------------------------------------------
   Term Loan C5
   8.37%, 12/31/13(d)                                             --          813,772          820,283
======================================================================================================
                                                                                             1,618,457
======================================================================================================

AIM FLOATING RATE FUND


                                                               MOODY'S      PRINCIPAL
                                                              RATING(a)      AMOUNT           VALUE
------------------------------------------------------------------------------------------------------
COMMODITY CHEMICALS - 2.84%

Georgia Gulf Corp.
   Term Loan
   7.32%, 10/03/13(d)                                            Ba2       $1,364,491       $1,369,974
------------------------------------------------------------------------------------------------------
INVISTA

   Term Loan B1
   6.88%, 04/29/11(d)                                            Ba1          478,977          476,583
------------------------------------------------------------------------------------------------------
   Term Loan B2
   6.88%, 04/29/11(d)                                            Ba1          253,893          252,624
------------------------------------------------------------------------------------------------------
Lyondel Petrochemical
   Credit Linked Notes
   8.09%, 12/20/09(e)(g)                                         Ba2        2,200,000        2,345,397
------------------------------------------------------------------------------------------------------
   Term Loan
   7.12%, 08/16/13(d)                                            Ba2        2,082,593        2,089,101
------------------------------------------------------------------------------------------------------
Wellman, Inc.
   First Lien Loan
   9.37%, 02/10/09(d)                                            B1           150,000          147,281
======================================================================================================
                                                                                             6,680,960
======================================================================================================

COMMUNICATIONS EQUIPMENT - 0.48%

Choice One Communications Inc.
   Second Lien Term Loan
   11.63%, 06/28/13(d)                                           B2            55,000           55,602
------------------------------------------------------------------------------------------------------
   First Lien Term Loan
   9.38%, 06/30/12(d)                                            Ba3          204,000          205,785
------------------------------------------------------------------------------------------------------
NTELOS, Inc.
   Term Loan B1
   7.57%, 08/24/11(d)                                            B2           871,337          873,297
======================================================================================================
                                                                                             1,134,684
======================================================================================================

COMPUTER & ELECTRONICS RETAIL - 0.91%

Advanced Micro Device, Inc.
   Term Loan
   7.62%, 12/31/13(d)                                            B2         2,127,586        2,134,972
======================================================================================================

CONSTRUCTION MATERIALS - 0.10%

Hillman Group (The)
   Term Loan B
   8.50%, 03/31/11(d)                                            B2           243,764          244,983
======================================================================================================

DATA PROCESSING & OUTSOURCED SERVICES - 0.11%

Affiliated Computer Services, Inc.
   Delay Draw Term Loan
   7.39-7.40%, 03/13/13(d)                                       Ba2          251,226          251,414
======================================================================================================

DISTILLERS & VINTNERS - 0.10%

Constellation Brands, Inc.
   Term Loan B
   6.88-6.94%, 06/01/13(d)                                       Ba2          230,461          231,197
======================================================================================================

AIM FLOATING RATE FUND


                                                               MOODY'S      PRINCIPAL
                                                              RATING(a)      AMOUNT           VALUE
------------------------------------------------------------------------------------------------------
DIVERSIFIED CHEMICALS -- 0.10%

Texas Petrochemicals L.P.
   Prefunded Loan C
   5.37%, 06/27/13(d)                                            Ba3       $   56,250       $   56,707
------------------------------------------------------------------------------------------------------
   Term Loan B
   7.88-7.94%, 06/27/13(d)                                       Ba3          168,328          169,696
======================================================================================================
                                                                                               226,403
======================================================================================================

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES -- 3.79%

Aspect Software, Inc.
   First Lien Term Loan
   8.44%, 07/11/11(d)                                            B2           445,000          446,808
------------------------------------------------------------------------------------------------------
Bankruptcy Management Solutions, Inc.
   Second Lien Term Loan
   11.61%, 07/28/13(d)                                           Caa1          36,667           37,125
------------------------------------------------------------------------------------------------------
   Term Loan
   8.13%, 07/28/12(d)                                            Ba3           64,000           64,360
------------------------------------------------------------------------------------------------------
Billing Services Group, LLC
   First Lien Term Loan
   8.13%, 05/11/12(d)                                            Ba3          142,350          142,350
------------------------------------------------------------------------------------------------------
   Second Lien Term Loan
   11.44%, 05/06/13(d)                                           B3            58,000           58,000
------------------------------------------------------------------------------------------------------
Brock Holdings III, Inc.
   Term Loan B
   7.87%, 08/21/13(d)                                            B1           135,150          135,826
------------------------------------------------------------------------------------------------------
Coinmach Corp.
   Term Loan B-1
   7.88%, 12/19/12(d)                                            B2         1,165,952        1,174,697
------------------------------------------------------------------------------------------------------
Eastman Kodak Co.
   Term Loan B2
   7.57%, 10/18/12(d)                                            Ba3          671,345          671,975
------------------------------------------------------------------------------------------------------
   Term Loan B
   7.57-7.64%, 10/18/12(d)                                       Ba3        1,162,599        1,163,690
------------------------------------------------------------------------------------------------------
Fidelity National Information Solutions Inc.
   Term Loan B
   7.07%, 03/09/13(d)                                            Ba1        1,228,300        1,228,215
------------------------------------------------------------------------------------------------------
Iron Mountain, Inc.
   Term Loan
   7.09%, 04/02/11(d)                                            Ba2          390,000          390,163
------------------------------------------------------------------------------------------------------
   Term Loan C
   7.13%, 04/02/11(d)                                            Ba2          735,730          736,037
------------------------------------------------------------------------------------------------------
Merrill Corp.
   Second Lien Term Loan
   11.86%, 11/15/13(d)                                           Ba3          254,000          254,000
------------------------------------------------------------------------------------------------------
   Term Loan
   7.57-7.62%, 05/15/11(d)                                       Ba3          697,244          698,769
------------------------------------------------------------------------------------------------------
Nuance Communications, Inc.
   Revolver Loan
   0.00%, 04/01/12(d)(h)                                         B1           121,000          114,799
------------------------------------------------------------------------------------------------------
   Term Loan B
   7.32%, 04/01/13(d)                                            B1           362,180          360,256
------------------------------------------------------------------------------------------------------
UGS Corp.
   Term Loan
   7.13%, 03/31/12(d)                                            Ba2          633,726          632,141
------------------------------------------------------------------------------------------------------

AIM FLOATING RATE FUND


                                                               MOODY'S      PRINCIPAL
                                                              RATING(a)      AMOUNT           VALUE
------------------------------------------------------------------------------------------------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES-(CONTINUED)

US Investigations Services, Inc.
   Term Loan B
   7.89%, 10/14/12(d)                                            B1        $  571,763       $  573,907
------------------------------------------------------------------------------------------------------
   Tranche C Term Loan
   7.89%, 10/14/12(d)                                            B2            39,563           39,695
======================================================================================================
                                                                                             8,922,813
======================================================================================================

DIVERSIFIED METALS & MINING - 0.56%

Boart Longyear Co.
   Canada Term Loan
   8.61%, 10/06/12(d)                                            B2            26,806           26,950
------------------------------------------------------------------------------------------------------
   U.S. Term Loan
   8.61-8.63%, 10/06/12(d)                                       B2           294,272          295,866
------------------------------------------------------------------------------------------------------
Magnum Coal Co.
   Loan C
   8.57%, 03/21/13(d)                                            B3            90,702           90,929
------------------------------------------------------------------------------------------------------
   Term Loan
   8.62%, 03/21/13(d)                                            B3           902,485          904,741
======================================================================================================
                                                                                             1,318,486
======================================================================================================

DIVERSIFIED REIT'S - 0.68%

Apollo-Newkirk Holding LLC
   Term Loan
   7.82%, 12/21/07(d)                                            Ba3        1,244,443        1,243,277
------------------------------------------------------------------------------------------------------
Capital Automotive REIT
   Term Loan B
   7.07%, 12/15/10(d)                                            Ba1          288,381          288,787
------------------------------------------------------------------------------------------------------
Newkirk Master Ltd. Partnership
   Term Loan
   7.07%, 08/11/08(d)                                            Ba2           31,992           31,962
------------------------------------------------------------------------------------------------------
   Term Loan B
   7.07%, 08/11/08(d)                                            Ba2           40,967           40,929
======================================================================================================
                                                                                             1,604,955
======================================================================================================

DRUG RETAIL - 0.10%

General Nutrition Centers, Inc. Tranche C
   Term Loan
   8.07%, 12/05/09(d)                                            Ba2           97,250           97,615
------------------------------------------------------------------------------------------------------
MAPCO Express, Inc.
   Term Loan
   8.07%, 04/28/11(d)(e)                                         B2           134,295          134,966
======================================================================================================
                                                                                               232,581
======================================================================================================

AIM FLOATING RATE FUND


                                                               MOODY'S     PRINCIPAL
                                                              RATING(a)      AMOUNT           VALUE
------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 2.31% AES Corp.
   Syn LOC
   7.57-7.67%, 03/29/10(d)                                       Ba1       $1,121,212       $1,121,445
------------------------------------------------------------------------------------------------------
Calpine Corp.
   First Priority Term Loan
   7.62%, 12/20/07(d)                                            Ba3           27,780           27,898
------------------------------------------------------------------------------------------------------
   Second Priority Term Loan
   9.37%, 12/24/07(d)                                            Ba3          148,864          150,973
------------------------------------------------------------------------------------------------------
   Revolver Loan
   0.00%, 12/24/07(d)(h)                                         Ba3           65,846           65,311
------------------------------------------------------------------------------------------------------
Cogentrix Energy, Inc.
   Term Loan
   6.87%, 04/14/12(d)                                            Ba2           20,725           20,721
------------------------------------------------------------------------------------------------------
Dynegy Holdings Inc.
   Loan C
   7.07%, 01/31/12(d)                                            Ba1          261,600          261,436
------------------------------------------------------------------------------------------------------
LSP General Finance Co., LLC
   Delay Draw First Lien Term Loan
   7.12%, 05/06/13(d)                                            Ba3           14,024           14,030
------------------------------------------------------------------------------------------------------
   Second Lien Term Loan
   8.87%, 05/05/14(d)                                            B2            19,400           19,610
------------------------------------------------------------------------------------------------------
   Term Loan B
   7.12%, 05/06/13(d)                                            Ba3          329,735          329,872
------------------------------------------------------------------------------------------------------
NE Energy, Inc.
   Second Lien Term Loan
   11.75%, 05/01/14(d)                                           B1           315,000          319,069
------------------------------------------------------------------------------------------------------
   Syn LOC
   9.75%, 11/01/13(d)                                            B1            92,351           93,090
------------------------------------------------------------------------------------------------------
   Term Loan B
   9.75%, 11/01/13(d)                                            B1           736,732          742,626
------------------------------------------------------------------------------------------------------
NRG Energy Inc.
   Syn LOC
   7.32-7.37%, 02/01/13(d)                                       Ba1          159,643          160,141
------------------------------------------------------------------------------------------------------
   Term Loan
   7.37%, 02/01/13(d)                                            Ba1        1,871,704        1,878,364
------------------------------------------------------------------------------------------------------
NSG Holdings II
   Term Loan
   8.37%, 12/13/11(d)                                            B1           233,666          236,149
======================================================================================================
                                                                                             5,440,735
======================================================================================================

ELECTRICAL COMPONENTS & EQUIPMENT -- 0.75%

Cellnet Technology, Inc.
   Second Lien Term Loan
   12.12%, 04/26/13(d)                                           Caa1         666,667          673,333
------------------------------------------------------------------------------------------------------
   Term Loan B
   8.37%, 04/26/12(d)                                            B1           409,398          411,957
------------------------------------------------------------------------------------------------------
VeriFone, Inc.
   Term Loan B
   7.12%, 10/31/13(d)                                            B1           666,000          667,457
======================================================================================================
                                                                                             1,752,747
======================================================================================================

AIM FLOATING RATE FUND


                                                               MOODY'S     PRINCIPAL
                                                              RATING(a)      AMOUNT           VALUE
------------------------------------------------------------------------------------------------------
ELECTRONIC MANUFACTURING SERVICES -- 0.26%

Revere Industries LLC
   Term Loan
   8.37%, 12/14/10(d)                                            B1        $  248,169       $  243,826
------------------------------------------------------------------------------------------------------
Sorenson Communications, Inc.
   Term Loan
   8.39%, 08/16/12(d)                                            Ba3          364,786          366,913
======================================================================================================
                                                                                               610,739
======================================================================================================

ENVIRONMENTAL & FACILITIES SERVICES -- 0.89%

Allied Waste Industries, Inc.
   Loan C
   5.32%, 01/15/12(d)                                            Ba3          363,003          362,361
------------------------------------------------------------------------------------------------------
   Term Loan
   7.12-7.21%, 01/15/12(d)                                       Ba3          899,634          897,817
------------------------------------------------------------------------------------------------------
Covanta Holding Corp.
   Line of Credit
   5.37%, 06/24/12(d)                                            B1           658,810          662,378
------------------------------------------------------------------------------------------------------
   Term Loan
   7.57-7.62%, 06/24/12(d)                                       B1           166,360          169,064
======================================================================================================
                                                                                             2,091,620
======================================================================================================

FERTILIZERS & AGRICULTURAL CHEMICALS -- 0.10%

Coffeyville Resources, LLC
   Second Lien Term Loan
   12.13%, 06/24/13(d)                                           B3           105,000          107,888
------------------------------------------------------------------------------------------------------
   Syn LOC
   5.28%, 07/08/11(d)                                            Ba3           55,034           55,227
------------------------------------------------------------------------------------------------------
   Term Loan B
   7.63-9.50%, 07/08/12(d)                                       Ba3           81,525           81,810
======================================================================================================
                                                                                               244,925
======================================================================================================

FOOD DISTRIBUTORS - 0.77%

Bolthouse Farms Inc.
   Term Loan
   7.63%, 12/17/12(d)                                            B2           158,800          158,552
------------------------------------------------------------------------------------------------------
Bumble Bee Seafoods, LLC
   Term Loan B
   7.12-7.13%, 05/02/12(d)                                       Ba3           76,500           76,405
------------------------------------------------------------------------------------------------------
Carrols Corp.
   Six Year Term Loan
   7.88%, 12/31/10(d)                                            Ba3          212,443          212,868
------------------------------------------------------------------------------------------------------
Pinnacle Foods Group, Inc. (Aurora Foods)
   Term Loan
   7.37-7.39%, 11/25/10(d)                                       Ba3        1,372,932        1,374,305
======================================================================================================
                                                                                             1,822,130
======================================================================================================

AIM FLOATING RATE FUND


                                                               MOODY'S     PRINCIPAL
                                                              RATING(a)      AMOUNT           VALUE
------------------------------------------------------------------------------------------------------
FOOD RETAIL -- 0.40%

Arby's, LLC
   Term Loan B
   7.60-7.63%, 07/25/12(d)                                       Ba3       $  301,101       $  301,604
------------------------------------------------------------------------------------------------------
Burger King Corp.
   Term Loan B1
   6.88%, 06/30/12(d)                                            Ba2          316,833          316,217
------------------------------------------------------------------------------------------------------
Quizno's Corp. (The)
   First Term Loan B
   7.63%, 05/05/13(d)                                            B2           107,996          107,523
------------------------------------------------------------------------------------------------------
   Second Lien Term Loan
   11.12%, 11/05/13(d)                                           B2            57,000           57,798
------------------------------------------------------------------------------------------------------
Roundy's Supermarkets, Inc.
   Term Loan
   8.38-8.39%, 11/03/11(d)                                       Ba3          162,770          163,869
======================================================================================================
                                                                                               947,011
======================================================================================================

FOREST PRODUCTS -- 3.03%
Georgia-Pacific Corp.
   Term Loan B
   7.37-7.39%, 12/21/12(d)                                       Ba2        4,738,539        4,746,931
------------------------------------------------------------------------------------------------------
   Term Loan C
   8.39%, 12/23/13(d)                                            Ba2        1,154,787        1,157,267
------------------------------------------------------------------------------------------------------
Graphic Packaging International Corp.
   Term Loan C
   7.82-8.14%, 08/08/10(d)                                       B1         1,219,150        1,231,560
======================================================================================================
                                                                                             7,135,758
======================================================================================================

HEALTH CARE DISTRIBUTORS -- 1.00%

CompBenefits Corp.
   Term Loan B
   8.37-8.62%, 04/12/12(d)                                       B1            71,631           71,989
------------------------------------------------------------------------------------------------------
Kendle International Inc.
   Term Loan
   8.07%, 08/16/12(d)                                            B1            95,600           95,600
------------------------------------------------------------------------------------------------------
MultiPlan, Inc.
   Add Term Loan C
   7.82%, 04/12/13(d)                                            B1           359,228          358,180
------------------------------------------------------------------------------------------------------
   Term Loan B
   7.82%, 04/12/13(d)                                            B1           550,536          548,930
------------------------------------------------------------------------------------------------------
Team Health, Inc.
   7 Year Term Loan
   7.82-7.87%, 11/23/12(d)                                       B1            91,310           91,510
------------------------------------------------------------------------------------------------------
VWR International Inc.
   Term Loan B4
   7.63%, 04/07/11(d)                                            Ba3          554,899          555,940
------------------------------------------------------------------------------------------------------
Warner Chilcott PLC
   Dovobet Delayed Loan
   7.62%, 01/18/12(d)                                            B1            26,550           26,603
------------------------------------------------------------------------------------------------------
   Dovonex Delayed Loan
   7.62%, 01/18/12                                               B1           132,748          133,013
------------------------------------------------------------------------------------------------------
   Term Loan B
   7.61-7.62%, 01/18/12(d)                                       B1           365,171          366,606
------------------------------------------------------------------------------------------------------
   Term Loan C
   7.62%, 01/18/12(d)                                            B1           100,258          100,652
======================================================================================================
                                                                                             2,349,023
======================================================================================================

AIM FLOATING RATE FUND


                                                               MOODY'S     PRINCIPAL
                                                              RATING(a)      AMOUNT           VALUE
------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT -- 0.83%

CONMED Corp.
   Term Loan
   7.32%, 04/13/13(d)                                            Ba2       $  343,885       $  343,240
------------------------------------------------------------------------------------------------------
Encore Medical Corp.
   Term Loan B
   7.87%, 11/03/13(d)                                            Ba3          764,400          764,878
------------------------------------------------------------------------------------------------------
Orthofix International N.V.
   Term Loan B
   7.12%, 09/22/13(d)                                            Ba3          696,250          696,468
------------------------------------------------------------------------------------------------------
Sunrise Medical Inc.
   Term Loan B1
   8.81-8.88%, 05/13/10(d)                                       B1           145,394          144,666
======================================================================================================
                                                                                             1,949,252
======================================================================================================

HEALTH CARE FACILITIES -- 3.49%

DaVita Inc.
   Term Loan B
   7.32-7.69%, 10/05/12(d)                                       Ba2          877,128          879,830
------------------------------------------------------------------------------------------------------
HCA, Inc.
   Term Loan A
   11/07/12(d)(e)(f)                                             Ba3        2,000,000        1,999,620
------------------------------------------------------------------------------------------------------
   Term Loan B
   8.09%, 11/18/13(d)(e)                                         Ba3        2,000,000        2,012,614
------------------------------------------------------------------------------------------------------
IASIS Healthcare Corp.
   Term Loan B
   7.62%, 06/22/11(d)                                            Ba2        1,704,027        1,709,565
------------------------------------------------------------------------------------------------------
LifePoint Hospitals, Inc.
   Term Loan B
   6.95%, 04/15/12(d)                                            Ba3        1,619,681        1,609,355
======================================================================================================
                                                                                             8,210,984
======================================================================================================

HEALTH CARE SERVICES -- 2.43%

AGA Medical Corp.
   Term Loan B
   7.62%, 04/29/13(d)                                            B1           119,216          118,992
------------------------------------------------------------------------------------------------------
CRC Health Corp.
   Add Term Loan
   7.81%, 02/06/13(d)                                            Ba3          407,400          407,909
------------------------------------------------------------------------------------------------------
Genoa Healthcare LLC
   Second Lien Term Loan
   13.11%, 02/10/13(d)                                           Caa1         132,000          133,072
------------------------------------------------------------------------------------------------------
   Term Loan B
   8.57-10.50%, 08/10/12(d)                                      Ba3           93,187           93,653
------------------------------------------------------------------------------------------------------
Gentiva Health Services, Inc.
   Term Loan
   7.57-7.89%, 03/31/13(d)                                       Ba3          100,512          100,576
------------------------------------------------------------------------------------------------------
HealthSouth Corp.
   Term Loan B
   8.62%, 03/10/13(d)                                            B2         2,680,781        2,688,974
------------------------------------------------------------------------------------------------------
Radiation Therapy Services, Inc.
   Term Loan B
   7.12-8.50%, 12/16/12(d)                                       B1            63,520           63,322
------------------------------------------------------------------------------------------------------

AIM FLOATING RATE FUND


                                                               MOODY'S     PRINCIPAL
                                                              RATING(a)      AMOUNT           VALUE
------------------------------------------------------------------------------------------------------
HEALTH CARE SERVICES -- (CONTINUED)

Sheridan Healthcare, Inc.
   Term Loan C
   8.37%, 11/09/2011(d)                                          B1        $  150,027       $  150,777
------------------------------------------------------------------------------------------------------
   Term Loan C
   8.35-8.38%, 11/09/2011(d)                                     B1           873,906          878,276
------------------------------------------------------------------------------------------------------
Skilled Healthcare LLC
   Term Loan
   8.07%, 06/15/12(d)                                            Ba3          370,313          371,354
------------------------------------------------------------------------------------------------------
US Oncology, Inc.
   Term Loan B
   7.62-7.88%, 08/20/11(d)                                       Ba2          699,417          700,728
======================================================================================================
                                                                                             5,707,633
======================================================================================================

HEALTH CARE SUPPLIES -- 1.16%

Accellent Corp.
   Term Loan B
   7.32-7.37%, 11/22/12(d)                                       Ba3        2,086,940        2,081,722
------------------------------------------------------------------------------------------------------
Fresenius Medical Care AG & Co. KGaA
   Term Loan B
   6.74-6.77%, 03/31/13(d)                                       Ba2          657,695          653,265
======================================================================================================
                                                                                             2,734,987
======================================================================================================

HEAVY ELECTRICAL EQUIPMENT -- 0.31%

Sanmina-SCI Corp.
   Term Loan B
   7.94%, 01/31/08(d)                                            Ba2          730,000          731,460
======================================================================================================

HOMEBUILDING -- 0.31%

Headwaters, Inc.
   First Lien Term Loan B1
   7.38%, 04/30/11(d)                                            Ba3          735,461          731,783
======================================================================================================

HOTELS, RESORTS & CRUISE LINES -- 0.19%

Ginn Co. (The)
   First Lien Term Loan B
   8.37%, 06/08/11(d)                                            B1           252,461          240,469
------------------------------------------------------------------------------------------------------
   Second Lien Term Loan
   12.37%, 06/08/12(d)                                           Caa1         127,556          107,785
------------------------------------------------------------------------------------------------------
   Revolving Credit Loan
   5.37%, 06/08/11(d)                                            B1           116,001          110,491
======================================================================================================
                                                                                               458,745
======================================================================================================

HOUSEHOLD APPLIANCES -- 0.37%
Goodman Global Holdings, Inc.
   Term Loan C
   7.19%, 12/23/11(d)                                            Ba2          882,143          881,040
======================================================================================================

HOUSEHOLD PRODUCTS -- 3.11%

Central Garden & Pet Co.
   Term Loan
   6.82%, 09/30/12(d)                                            Ba2          120,030          119,880
------------------------------------------------------------------------------------------------------
Jarden Corp.
   Term Loan
   7.37%, 01/24/12(d)                                            Ba3          970,109          969,958
------------------------------------------------------------------------------------------------------

AIM FLOATING RATE FUND

                                                               MOODY'S      PRINCIPAL
                                                              RATING(a)      AMOUNT           VALUE
------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS-(CONTINUED)

Prestige Brands International, Inc.
   Term Loan B
   7.71-9.50%, 04/06/11(d)                                       Ba3       $1,018,487       $1,021,882
------------------------------------------------------------------------------------------------------
Rent-A-Center
   Add Term Loan
   7.07%, 06/30/12(d)(e)                                         Ba2        1,102,000        1,102,000
------------------------------------------------------------------------------------------------------
Sally Beauty Holdings, Inc.
   Term Loan B
   7.87%, 11/24/13(d)                                            B2           800,000          803,143
------------------------------------------------------------------------------------------------------
Spectrum Brands, Inc.
   Term Loan
   8.37-8.39%, 02/06/12(d)                                       B1         3,120,573        3,129,488
------------------------------------------------------------------------------------------------------
Waterpik Technologies, Inc.
   First Lien Term Loan
   7.62%, 06/28/13(d)                                            B1            74,441           74,395
------------------------------------------------------------------------------------------------------
   Second Lien Term Loan
   11.87%, 12/31/13(d)                                           B1            95,000           95,950
======================================================================================================
                                                                                             7,316,696
======================================================================================================

HUMAN RESOURCE & EMPLOYMENT SERVICES - 0.06%

AMN Healthcare Services, Inc.
   Term Loan B
   7.12%, 11/02/11(d)                                            Ba2          135,731          135,901
======================================================================================================

INDUSTRIAL CONGLOMERATES - 2.60%

Aearo Corp.
   First Lien Term Loan
   7.87%, 03/22/13(d)                                            B1           126,829          127,728
------------------------------------------------------------------------------------------------------
   Second Lien Term Loan
   11.87%, 09/24/13(d)                                           Caa1          77,333           78,203
------------------------------------------------------------------------------------------------------
AMSTED Industries Inc.
   Delay Draw Term Loan B
   0.00%, 04/05/13(d)(h)                                         Ba3          562,500          551,250
------------------------------------------------------------------------------------------------------
   Term Loan B
   7.37-7.40%, 04/05/13(d)                                       Ba3        1,315,402        1,312,936
------------------------------------------------------------------------------------------------------
Blount International Inc.
   Term Loan B
   7.07-7.12%, 08/09/10(d)                                       Ba1          463,274          463,660
------------------------------------------------------------------------------------------------------
Covalence Specialty Materials Corp.
   Second Lien Term Loan
   8.63%, 08/16/13(d)                                            B2         1,793,333        1,812,761
------------------------------------------------------------------------------------------------------
Dresser Inc.
   Term Loan B
   8.13%, 10/31/13(d)                                            Ba1          477,126          479,909
------------------------------------------------------------------------------------------------------
Norcross Safety Products LLC
   Term Loan
   7.51-9.25%, 06/30/12(d)                                       Ba1          601,038          601,414
------------------------------------------------------------------------------------------------------

AIM FLOATING RATE FUND

                                                               MOODY'S      PRINCIPAL
                                                              RATING(a)      AMOUNT           VALUE
------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES-(CONTINUED)

Polypore International, Inc.
   Term Loan
   8.32%, 11/12/11(d)                                            Ba3       $  222,525       $  223,452
------------------------------------------------------------------------------------------------------
Unifrax Holding Corp.
   Term Loan
   7.63%, 05/02/13(d)                                            Ba3          469,251          469,544
======================================================================================================
                                                                                             6,120,857
======================================================================================================

INDUSTRIAL MACHINERY - 0.94%

Colfax Corp.
   Term Loan B
   7.38%, 12/19/11(d)                                            Ba1          514,193          516,122
------------------------------------------------------------------------------------------------------
EnerSys Capital Inc.
   Term Loan
   7.37-7.59%, 03/17/11(d)                                       Ba2          464,489          466,811
------------------------------------------------------------------------------------------------------
Gleason Corp.
   First Lien Term Loan
   7.88%, 06/15/13(d)                                            B2           108,800          109,344
------------------------------------------------------------------------------------------------------
Pro Mach, Inc.
   Term Loan
   7.62%, 12/14/11(d)                                            B1           597,000          599,985
------------------------------------------------------------------------------------------------------
Rexnord Corp.
   Term Loan B
   7.88-7.94%, 06/30/13(d)                                       B1           334,000          334,766
------------------------------------------------------------------------------------------------------
Synventive Molding Solutions, Inc.
   Term Loan
   8.86%, 07/30/12(d)                                            B2           214,500          176,962
======================================================================================================
                                                                                             2,203,990
======================================================================================================

INSURANCE BROKERS - 0.20%

ARG Holdings, Inc.
   Add Term Loan C
   8.38%, 11/30/11(d)                                             --           24,818           24,911
------------------------------------------------------------------------------------------------------
   First Lien Term Loan
   8.38%, 11/30/11(d)                                            B2            77,415           77,705
------------------------------------------------------------------------------------------------------
Swett & Crawford Group, Inc. (The)
   First Lien Term Loan
   7.87%, 11/16/11(d)                                            B1           377,006          378,891
======================================================================================================
                                                                                               481,507
======================================================================================================

INTEGRATED TELECOMMUNICATION SERVICES - 3.07%

Cavalier Telephone Inc.
   Term Loan
   9.87%, 03/24/12(d)                                            B2         1,072,610        1,077,973
------------------------------------------------------------------------------------------------------
   Term Loan B
   12/1/2012(d)(f)                                               B2         1,072,610        1,072,610
------------------------------------------------------------------------------------------------------

AIM FLOATING RATE FUND

                                                               MOODY'S      PRINCIPAL
                                                              RATING(a)      AMOUNT           VALUE
------------------------------------------------------------------------------------------------------
INTEGRATED TELECOMMUNICATION SERVICES-(CONTINUED)

Country Road Communications, Inc.
   First Lien Term Loan
   8.37%, 07/15/12(d)                                            B2        $  811,501       $  815,559
------------------------------------------------------------------------------------------------------
   Second Lien Term Loan
   13.30%, 07/15/13(d)                                           B2           571,429          577,143
------------------------------------------------------------------------------------------------------
Madison River Communications, LLC
   Term Loan B1
   7.62%, 07/29/12(d)                                            B1           336,762          337,393
------------------------------------------------------------------------------------------------------
PAETEC Communications, Inc.
   First Lien Term Loan
   8.88%, 06/12/12(d)                                             --        1,762,782        1,770,861
------------------------------------------------------------------------------------------------------
Time Warner Telecommunication Holdings Inc.
   Term Loan B
   7.57%, 01/07/13(d)                                            B1         1,554,421        1,563,359
======================================================================================================
                                                                                             7,214,898
======================================================================================================

INTERNET SOFTWARE & SERVICES - 0.71%

Language Line LLC
   Term Loan B1
   8.60-8.63%, 06/10/11(d)                                       Ba3          673,603          677,181
------------------------------------------------------------------------------------------------------
National Processing, Inc.
   Term Loan B
   8.31%, 10/26/13(d)                                            B2           998,400        1,000,896
======================================================================================================
                                                                                             1,678,077
======================================================================================================

INVESTMENT BANKING & BROKERAGE - 0.04%

JG Wentworth LLC
   Term Loan
   8.87%, 04/12/11(d)                                            B2            82,000           82,718
======================================================================================================

IT CONSULTING & OTHER SERVICES - 0.77%

SunGuard Data Systems Inc.
   U.S. Term Loan
   7.88%, 02/11/13(d)                                            Ba3        1,810,417        1,822,581
======================================================================================================

LEISURE FACILITIES - 3.16%

24 Hour Fitness Worldwide Inc.
   Term Loan B
   7.87-8.12%, 06/08/12(d)                                       Ba3        1,293,500        1,301,045
------------------------------------------------------------------------------------------------------
AMC Entertainment Inc.
   Term Loan B
   7.45%, 01/26/13(d)                                            Ba1        2,106,435        2,116,529
------------------------------------------------------------------------------------------------------
AMF Bowling Worldwide, Inc.
   Revolver Loan
   0.00%, 02/27/09(d)(h)                                         Ba2          500,000          480,000
------------------------------------------------------------------------------------------------------
   Term Loan B
   8.37-8.62%, 08/27/09(d)                                       Ba2          236,633          237,521
------------------------------------------------------------------------------------------------------
Greektown Casino LLC
   Term Loan B
   7.89%, 12/03/12(d)                                            Ba3          150,000          150,563
------------------------------------------------------------------------------------------------------

AIM FLOATING RATE FUND

                                                               MOODY'S      PRINCIPAL
                                                              RATING(a)      AMOUNT           VALUE
------------------------------------------------------------------------------------------------------
LEISURE FACILITIES-(CONTINUED)

Metro-Goldwyn-Mayer, Inc.
   Term Loan B
   8.62%, 04/08/12(d)                                            Ba3       $2,568,964       $2,535,934
------------------------------------------------------------------------------------------------------
Regal Cinemas, Inc.
   Term Loan
   7.12%, 11/10/10(d)                                            Ba2          389,021          386,937
------------------------------------------------------------------------------------------------------
Universal City Development Partners
   Term Loan B
   7.35-7.38%, 06/09/11(d)                                       Ba1          231,364          231,942
======================================================================================================
                                                                                             7,440,471
======================================================================================================

LEISURE PRODUCTS -- 1.41%

Cinemark USA, Inc.
   Term Loan
   7.32-7.38%, 10/05/13(d)                                       Ba2        1,392,143        1,396,783
------------------------------------------------------------------------------------------------------
Deluxe Entertainment Services
   First Lien Term Loan B
   8.37%, 01/28/11(d)                                            B1           122,267          122,929
------------------------------------------------------------------------------------------------------
   First Lien Term Loan C
   8.37%, 01/28/11(d)                                            B1            23,224           23,862
------------------------------------------------------------------------------------------------------
   Second Lien Term Loan
   13.62%, 07/30/11(d)                                           Caa1         666,667          685,000
------------------------------------------------------------------------------------------------------
Easton-Bell Sports, Inc.
   Term Loan
   7.07-7.11%, 03/16/12(d)                                       Ba3           91,222           91,089
------------------------------------------------------------------------------------------------------
HIT Entertainment Ltd.
   Term Loan
   7.62%, 03/20/12(d)                                            Ba3          474,566          476,791
------------------------------------------------------------------------------------------------------
Panavision Inc.
   First Lien Term Loan
   8.32-8.38%, 03/30/11(d)                                       Ba3           37,395           37,582
------------------------------------------------------------------------------------------------------
   Second Lien Term Loan
   12.38%, 03/30/12(d)                                           Caa1           9,500            9,642
------------------------------------------------------------------------------------------------------
True Temper Sports, Inc.
   Delay Draw Term Loan
   7.82-9.75%, 03/15/11(d)                                       Ba2          480,917          481,518
======================================================================================================
                                                                                             3,325,196
======================================================================================================

MARINE - 0.20%

US Shipping LLC
   Delay Draw Term Loan
   0.00%, 08/07/12(d)(h)                                         B1            89,632           90,024
------------------------------------------------------------------------------------------------------
   Term Loan
   8.87%, 08/07/12(d)                                            B1           372,534          374,164
======================================================================================================
                                                                                               464,188
======================================================================================================

MARINE PORTS & SERVICES - 0.14%

Atlantic Marine
   Term Loan B
   7.94%, 08/02/13(d)                                            B1            63,840           64,319
------------------------------------------------------------------------------------------------------
FleetCor Technologies Operating Co., LLC
   Term Loan B
   9.07-9.12%, 06/30/11(d)                                       B2           264,921          265,583
======================================================================================================
                                                                                               329,902
======================================================================================================

AIM FLOATING RATE FUND


                                                        MOODY'S     PRINCIPAL
                                                       RATING(a)      AMOUNT            VALUE
                                                       ---------    ------------     -----------
METAL & GLASS CONTAINERS - 1.62%

Berry Plastics Corp.
   Term Loan B
   7.10-7.12%, 08/21/13(d)                                  Ba1      $   990,000     $   991,032
------------------------------------------------------------------------------------------------
Graham Packaging Co., L.P.
   Second Lien Term Loan
   9.69%, 04/07/12(d)                                       B3         1,071,429       1,081,473
------------------------------------------------------------------------------------------------
   Term Loan B
   7.63-7.88%, 10/07/11(d)                                  B1         1,472,519       1,477,515
------------------------------------------------------------------------------------------------
Intergraph Corp.
   First Lien Term Loan
   6/1/2014(d)(f)                                           Ba3          259,200         259,200
================================================================================================
                                                                                       3,809,220
================================================================================================

MOVIES & ENTERTAINMENT - 0.95%

LodgeNet Entertainment Corp.
   Term Loan
   7.62%, 08/29/08(d)                                       Ba1          172,538         172,646
------------------------------------------------------------------------------------------------
NEP Supershooters
   First Lien Term Loan A
   9.37%, 02/03/11(d)                                       Ba3           91,958          92,877
------------------------------------------------------------------------------------------------
   First Lien Term Loan B
   8.87%, 02/03/11(d)                                       Ba3           37,932          38,311
------------------------------------------------------------------------------------------------
Warner Music Group
   Term Loan
   7.37-7.41%, 02/28/11(d)                                  Ba2        1,921,488       1,926,532
================================================================================================
                                                                                       2,230,366
================================================================================================

OFFICE SERVICES & SUPPLIES - 0.42%

Buhrmann US Inc.
   Term Loan D1
   12/23/2010(d)(e)(f)                                      Ba3        1,000,000         998,750
================================================================================================

OIL & GAS - 0.26%

CDX Funding LLC
   Second Lien Term Loan
   10.62%, 03/31/13(d)                                      B2           602,000         611,030
================================================================================================

OIL & GAS DRILLING - 1.17%

Newpark Resources, Inc.
   Term Loan
   8.64%, 08/18/11(d)                                       B2         1,076,923       1,087,692
------------------------------------------------------------------------------------------------
Niska/CR Gas & Storage
   Canada Term Loan
   7.14-7.17%, 05/13/13(d)                                  Ba3          299,516         298,814
------------------------------------------------------------------------------------------------
   Delay Draw Term Loan
   7.07%, 05/13/13(d)                                       Ba3           38,303          38,267
------------------------------------------------------------------------------------------------
   Term Loan
   7.14%, 05/13/11(d)                                       Ba3           54,719          54,668
------------------------------------------------------------------------------------------------
   U.S. Term Loan
   7.14-7.17%, 05/13/13(d)                                  Ba3           57,167          57,033
------------------------------------------------------------------------------------------------
Venoco, Inc.
   Second Lien Term Loan
   9.88-10.00%, 03/30/09(d)                                 Caa1       1,204,000       1,210,020
================================================================================================
                                                                                       2,746,494
================================================================================================

AIM FLOATING RATE FUND


                                                        MOODY'S     PRINCIPAL
                                                       RATING(a)      AMOUNT            VALUE
                                                       ---------    ------------     -----------
OIL & GAS EQUIPMENT & SERVICES - 2.14%
EPCO Holdings Inc.
   Term Loan C
   7.32-7.37%, 08/18/10(d)                                  Ba2      $   744,480     $   747,006
------------------------------------------------------------------------------------------------
Key Energy Services, Inc.
   Line of Credit
   5.37%, 07/29/10(d)                                       --           250,000         250,625
------------------------------------------------------------------------------------------------
   Term Loan C
   8.82-7.87%, 06/30/12(d)                                  --         2,331,178       2,337,006
------------------------------------------------------------------------------------------------
Petroleum Geo-Services A.S.A.
   Term Loan
   7.57-7.62%, 12/16/12(d)                                  Ba3          223,562         224,456
------------------------------------------------------------------------------------------------
Sem Group L.P.
   Canada Term Loan
   7.57%, 03/16/11(d)                                       Ba3          429,612         431,760
------------------------------------------------------------------------------------------------
   U.S. Term Loan
   7.64%, 03/16/11(d)                                       Ba3          180,056         180,956
------------------------------------------------------------------------------------------------
Targa Resources, Inc.
   Syn LOC
   5.24%, 10/31/12(d)                                       B1           115,851         116,122
------------------------------------------------------------------------------------------------
   Term Loan
   7.62%, 10/31/07(d)                                       B1           286,475         286,386
------------------------------------------------------------------------------------------------
   Term Loan
   7.62-7.63%, 10/31/12(d)                                  B1           457,436         458,508
================================================================================================
                                                                                       5,032,825
================================================================================================

OIL & GAS EXPLORATION & PRODUCTION - 0.19%
Helix Energy Solutions Group, Inc.
   Term Loan B
   7.32-7.64%, 07/01/13(d)                                  B1           443,327         443,327
================================================================================================

OIL & GAS REFINING & MARKETING - 0.40%
CITGO Petroleum Corp.
   Term Loan
   6.68%, 11/15/12(d)                                       Baa3         575,670         574,950
------------------------------------------------------------------------------------------------
Regency Gas Services LLC
   Term Loan B1
   7.82%, 08/15/13(d)                                       B1           366,160         366,160
================================================================================================
                                                                                         941,110
================================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES - 0.57%
BNY Convergex Group
   Term Loan B
   8.38%, 10/02/13(d)                                       B1           254,933         254,854
------------------------------------------------------------------------------------------------
Conseco, Inc.
   Term Loan
   7.32%, 10/10/13(d)                                       Ba3          971,465         972,072
------------------------------------------------------------------------------------------------
Lionbridge Technologies, Inc.
   Term Loan B
   8.57%, 09/01/11(d)                                       Ba2          120,181         119,881
================================================================================================
                                                                                       1,346,807
================================================================================================

PACKAGED FOODS & MEATS - 1.08%
Birds Eye Foods Inc.
   Revolver Loan
   0.00-7.57%, 08/17/07(d)(h)                               Ba3        1,000,000         990,000
------------------------------------------------------------------------------------------------
   Term Loan B
   8.07%, 06/30/08(d)                                       Ba3          439,824         439,274
------------------------------------------------------------------------------------------------

AIM FLOATING RATE FUND


                                                        MOODY'S     PRINCIPAL
                                                       RATING(a)      AMOUNT            VALUE
                                                       ---------    ------------     -----------
PACKAGED FOODS & MEATS-(CONTINUED)
Dole Food Co., Inc.
   Loan C
   5.24%, 04/12/13(d)                                       Ba2      $    37,953     $    37,521
------------------------------------------------------------------------------------------------
   Term Loan B
   7.44-9.25%, 04/12/13(d)                                  Ba2           84,968          84,001
------------------------------------------------------------------------------------------------
   Term Loan C
   7.44-9.25%, 04/12/13(d)                                  Ba2          283,228         280,002
------------------------------------------------------------------------------------------------
Michael Foods Inc.
   Term Loan B
   7.39-7.55%, 11/21/10(d)                                  Ba3          715,085         715,979
================================================================================================
                                                                                       2,546,777
================================================================================================

PAPER PACKAGING - 0.60%
Bluegrass Container Co.
   Delay Draw First Lien Term Loan
   7.57-7.62%, 06/30/13(d)                                  Ba3           41,351          41,682
------------------------------------------------------------------------------------------------
   First Lien Term Loan
   7.57-7.62%, 07/31/13(d)                                  Ba3          138,199         139,305
------------------------------------------------------------------------------------------------
Smurfit-Stone Container Corp.
   Syn LOC
   5.25%, 11/01/10(d)                                       Ba1          122,308         123,031
------------------------------------------------------------------------------------------------
   Term Loan B
   7.63-7.69%, 11/01/11(d)                                  Ba1          564,042         567,375
------------------------------------------------------------------------------------------------
   Term Loan C
   7.63-7.69%, 11/01/11(d)                                  Ba1          299,467         301,236
------------------------------------------------------------------------------------------------
   Term Loan C-1
   7.63%, 11/01/11(d)                                       Ba1           95,973          96,540
------------------------------------------------------------------------------------------------
Verso Papers Holding, LLC
   Term Loan
   7.13%, 08/01/13(d)                                       Ba1          143,100         143,100
================================================================================================
                                                                                       1,412,269
================================================================================================

PAPER PRODUCTS - 0.13%
Xerium S.A.
   U.S. Term Loan
   7.62%, 05/18/12(d)                                       B1           299,488         298,365
================================================================================================

PERSONAL PRODUCTS - 1.56%
American Safety Razor Co.
   Second Lien Term Loan
   11.72%, 01/31/14(d)                                      --           183,000         184,830
------------------------------------------------------------------------------------------------
   Term Loan
   7.87-7.88%, 07/31/13(d)                                  --           206,483         207,515
------------------------------------------------------------------------------------------------
Burt's Bees Inc.
   First Lien Term Loan
   8.12-8.37%, 03/29/11(d)                                  B2           105,408         105,211
------------------------------------------------------------------------------------------------
Department 56, Inc.
   Term Loan
   9.07-9.11%, 09/01/11(d)                                  B2           149,595         146,696
------------------------------------------------------------------------------------------------
Hanesbrands Inc.
   Second Lien Term Loan
   9.19%, 03/05/14(d)                                       B1         1,582,000       1,616,182
------------------------------------------------------------------------------------------------
   Term Loan B
   7.63-7.69%, 09/05/13(d)                                  Ba2        1,014,000       1,020,692
------------------------------------------------------------------------------------------------

AIM FLOATING RATE FUND


                                                        MOODY'S     PRINCIPAL
                                                       RATING(a)      AMOUNT            VALUE
                                                       ---------    ------------     -----------
PERSONAL PRODUCTS - (continued)
Hunter Fan Co.
   Term Loan
   7.90%, 03/24/12(d)                                       Ba3      $   324,309     $   322,688
------------------------------------------------------------------------------------------------
HVHC, Inc.
   Term Loan B
   7.57-7.63%, 08/01/13(d)                                  Ba2           63,467          63,784
================================================================================================
                                                                                       3,667,598
================================================================================================

PHARMACEUTICALS - 0.56%
Quintiles Transnational Corp.
   Second Lien Term Loan
   9.37%, 03/31/14(d)                                       B2         1,059,400       1,074,298
------------------------------------------------------------------------------------------------
   Term Loan B
   7.37%, 03/31/13(d)                                       B1           237,009         236,624
================================================================================================
                                                                                       1,310,922
================================================================================================

PROPERTY & CASUALTY INSURANCE - 1.49%
Concordre Ltd.
   Term Loan
   9.63%, 02/29/12(d)                                       Ba2        1,000,000       1,010,000
------------------------------------------------------------------------------------------------
Starbound Holdings
   Term Loan
   9.37%, 03/01/08(d)                                       --         2,500,000       2,500,000
================================================================================================
                                                                                       3,510,000
================================================================================================

PUBLISHING - 4.74%
American Media, Inc.
   Term Loan B
   8.31-8.37%, 01/30/13(d)                                  B1         1,029,412       1,032,414
------------------------------------------------------------------------------------------------
Black Press U.S. Partnership
   U.S. Term Loan B-1
   7.37%, 08/02/13(d)                                       Ba3           61,882          62,269
------------------------------------------------------------------------------------------------
   Canada Term Loan B-2
   7.37%, 08/02/13(d)                                       Ba3           37,571          37,806
------------------------------------------------------------------------------------------------
Caribe Information Investment Inc.
   Term Loan
   7.63-7.64%, 03/31/13(d)                                  B1            87,802          87,747
------------------------------------------------------------------------------------------------
Dex Media East LLC
   Term Loan B
   6.86-6.89%, 05/08/09(d)                                  Ba1          519,011         517,124
------------------------------------------------------------------------------------------------
Dex Media West LLC
   Term Loan B
   6.85-6.89%, 03/09/10(d)                                  Ba1        1,137,336       1,132,167
------------------------------------------------------------------------------------------------
Endurance Business Media, Inc.
   Second Lien Term Loan
   12.57%, 01/26/14(d)                                      Caa1          59,090          59,385
------------------------------------------------------------------------------------------------
   Term Loan
   8.07%, 07/26/13(d)                                       B1           124,480         125,025
------------------------------------------------------------------------------------------------
F+W Publications, Inc.
   Second Lien Term Loan B
   11.62%, 02/05/13(d)                                      B2           500,000         503,333
------------------------------------------------------------------------------------------------
RH Donnelley Corp.
   Term Loan D2
   6.85-6.89%, 06/30/11(d)                                  Ba3        2,458,692       2,448,105
------------------------------------------------------------------------------------------------
Sun Media Corp.
   Term Loan B
   7.13%, 02/07/09(d)                                       Baa3         640,353         640,620
------------------------------------------------------------------------------------------------

AIM FLOATING RATE FUND


                                                        MOODY'S     PRINCIPAL
                                                       RATING(a)      AMOUNT            VALUE
                                                       ---------    ------------     -----------
PUBLISHING - (continued)
Verizon Directories Corp.
   Term Loan B
   7.32%, 11/17/14(d)                                       Ba2      $ 3,840,000     $ 3,857,042
------------------------------------------------------------------------------------------------
Yell Group Ltd.
   Term Loan B1
   7.32%, 01/31/13(d)(e)                                    Ba3          131,644         132,146
------------------------------------------------------------------------------------------------
   Term Loan B1
   7.32%, 01/31/13(d)                                       Ba3          508,800         510,738
================================================================================================
                                                                                      11,145,921
================================================================================================

RAILROADS - 0.22%
Helm Holding Corp.
   Term Loan B
   7.82-7.88%, 07/08/11(d)                                  B2           517,265         517,912
================================================================================================

REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.34%
Kyle Acquisition Group, LLC
   Three Year Term Loan
   8.88%, 07/20/08(d)                                       Ba3          195,000         193,903
------------------------------------------------------------------------------------------------
Lake Las Vegas Resort
   Term Loan B
   10.11-10.12%, 02/01/10(d)                                B2         1,935,434       1,857,326
------------------------------------------------------------------------------------------------
Rhodes Homes
   First Lien Term Loan
   8.62%, 11/21/10(d)                                       B1           780,121         752,816
------------------------------------------------------------------------------------------------
Technical Olympic USA, Inc. (TOUSA)
   Sr. Term Loan
   8.25%, 07/29/08(d)(e)                                    B1           103,594          84,775
------------------------------------------------------------------------------------------------
   Sr. Term Loan
   8.25%, 07/29/08(d)                                       B1            29,448          24,098
------------------------------------------------------------------------------------------------
Yellowstone Mountain Club, LLC
   Term Loan
   7.70%, 09/30/10(d)                                       B1           235,600         230,299
================================================================================================
                                                                                       3,143,217
================================================================================================

RESTAURANTS - 1.08%
Buffets Holdings, Inc.
   Line of Credit
   8.37%, 05/01/13(d)(e)                                    Ba3          162,651         163,465
------------------------------------------------------------------------------------------------
   Line of Credit
   8.37%, 05/01/13(d)                                       Ba3           71,283          71,639
------------------------------------------------------------------------------------------------
   Term Loan B
   8.36%, 11/01/13(d)(e)                                    Ba3          775,770         779,648
------------------------------------------------------------------------------------------------
   Term Loan B
   8.36%, 11/17/13(d)(e)                                    Ba3          441,667         443,875
------------------------------------------------------------------------------------------------
   Term Loan B
   8.36%, 11/01/13(d)                                       Ba3          478,767         481,161
------------------------------------------------------------------------------------------------
Sonic Corp.
   Term Loan B
   7.32%, 09/14/13(d)                                       Ba3          601,560         601,748
================================================================================================
                                                                                       2,541,536
================================================================================================

AIM FLOATING RATE FUND


                                                        MOODY'S     PRINCIPAL
                                                       RATING(a)      AMOUNT            VALUE
                                                       ---------    ------------     -----------
SEMICONDUCTORS - 1.52%
AMI Semiconductors, Inc.
   Term Loan
   6.82%, 04/01/12(d)                                       Ba3      $   970,236     $   964,778
------------------------------------------------------------------------------------------------
Freescale Semiconductor, Inc.
   Term Loan B
   6.75%, 12/01/13(d)                                       Baa3       2,592,000       2,600,911
================================================================================================
                                                                                       3,565,689
================================================================================================

SPECIALIZED CONSUMER SERVICES - 0.27%
LPL Holdings Inc.
   Term Loan B
   7.88-8.37%, 06/28/13(d)                                  B2           621,967         626,243
================================================================================================

SPECIALIZED FINANCE - 0.56%
CharterMac Corp.
   Term Loan B
   7.87%, 08/15/12(d)                                       Ba3          300,000         300,375
------------------------------------------------------------------------------------------------
Citco Group Ltd. (The)
   Term Loan B
   8.14%, 08/03/13(d)                                       B1            63,733          64,092
------------------------------------------------------------------------------------------------
   Term Loan C
   8.64%, 08/03/14(d)                                       B1            63,733          64,331
------------------------------------------------------------------------------------------------
Clarke American Corp.
   Term Loan B
   8.63-8.87%, 12/15/11(d)                                  Ba3          287,457         291,050
------------------------------------------------------------------------------------------------
Clayton Holdings, Inc.
   Term Loan
   8.33%, 12/08/11(d)                                       B1           106,132         106,397
------------------------------------------------------------------------------------------------
NASDAQ Stock Market, Inc. (The)
   Term Loan B
   7.07-7.12%, 04/18/12(d)                                  Ba3          244,537         244,262
------------------------------------------------------------------------------------------------
   Term Loan C
   7.07-7.12%, 04/18/12(d)                                  Ba3          141,752         141,593
------------------------------------------------------------------------------------------------
Oppenheimer Holdings, Inc.
   Term Loan B
   8.12%, 07/31/13(d)                                       B1            94,905          95,380
================================================================================================
                                                                                       1,307,480
================================================================================================

SPECIALTY CHEMICALS - 4.55%
Basell B.V.
   Term Loan B2
   7.60%, 08/01/13(d)                                       --          271,667         274,383
------------------------------------------------------------------------------------------------
   Term Loan B4
   7.60%, 08/01/13(d)                                       --            54,333          54,863
------------------------------------------------------------------------------------------------
   Term Loan C2
   8.35%, 08/01/14(d)                                       --           271,667         274,468
------------------------------------------------------------------------------------------------
   Term Loan C4
   8.35%, 08/01/14(d)                                       --            54,333          55,101
------------------------------------------------------------------------------------------------
Cognis Deutschland GmbH & Co. KG
   Second Lien Term Loan
   10.14%, 11/15/13(d)                                      B2           320,000         325,867
------------------------------------------------------------------------------------------------
   Term Loan B
   8.17%, 03/30/12(d)                                       B1           307,018         310,376
------------------------------------------------------------------------------------------------
   Term Loan B4
   8.17%, 03/30/12(d)                                       B1           192,982         195,093
------------------------------------------------------------------------------------------------
   Term Loan C
   8.67%, 03/29/13(d)                                       B1           500,000         505,625
------------------------------------------------------------------------------------------------

AIM FLOATING RATE FUND


                                                        MOODY'S     PRINCIPAL
                                                       RATING(a)      AMOUNT            VALUE
------------------------------------------------------------------------------------------------
SPECIALTY CHEMICALS - (CONTINUED)
Hexion Specialty Chemicals, Inc.
   Syn LOC
   5.25%, 05/05/13(d)                                       Ba3      $    92,645     $    92,331
------------------------------------------------------------------------------------------------
   Term Loan C1
   7.88%, 05/05/13(d)                                       Ba3        1,883,790       1,877,399
------------------------------------------------------------------------------------------------
   Term Loan C2
   7.87%, 05/05/13(d)                                       Ba3          409,213         407,824
------------------------------------------------------------------------------------------------
   Term Loan C4
   7.88%, 05/05/13(d)                                       Ba3          646,493         644,300
------------------------------------------------------------------------------------------------
Huntsman ICI Chemicals LLC
   Term Loan B
   7.07%, 08/16/12(d)                                       Ba3        2,171,562       2,167,942
------------------------------------------------------------------------------------------------
Ineos Group Ltd.
   Term Loan A4
   7.61%, 12/16/12(d)                                       Ba3          157,500         158,091
------------------------------------------------------------------------------------------------
   Term Loan B2
   7.61%, 12/16/13(d)                                       Ba3          224,437         226,214
------------------------------------------------------------------------------------------------
   Term Loan C2
   8.11%, 12/16/14(d)                                       Ba3          224,437         226,214
------------------------------------------------------------------------------------------------
KRATON Polymers LLC
   Term Loan
   7.38%, 12/23/10(d)                                       Ba3          434,471         434,743
------------------------------------------------------------------------------------------------
Mosaic Global Holdings Inc.
   Term Loan B
   6.88-7.06%, 02/21/12(d)                                  Ba1          768,300         767,340
------------------------------------------------------------------------------------------------
Nalco Co.
   Term Loan B
   7.07-7.30%, 11/04/10(d)                                  Ba2        1,252,684       1,255,105
------------------------------------------------------------------------------------------------
Supresta Holdings LLC
   Term Loan
   8.62%, 07/20/11(d)                                       Ba3          448,393         446,711
================================================================================================
                                                                                      10,699,990
================================================================================================

SPECIALTY STORES - 1.77%
Eye Care Centers of America, Inc.
   Term Loan
   8.32-8.55%, 03/01/12(d)                                  Ba2          492,500         492,808
------------------------------------------------------------------------------------------------
Michaels Stores, Inc.
   Term Loan B
   8.38%, 10/31/13(d)                                       B2         2,750,000       2,755,844
------------------------------------------------------------------------------------------------
Petco Animal Supplies, Inc.
   Term Loan B
   8.10%, 10/26/13(d)                                       Ba3          835,000         837,922
------------------------------------------------------------------------------------------------
Savers, Inc.
   Canada Term Loan
   8.09%, 08/11/12(d)                                       Ba3           38,108          38,299
------------------------------------------------------------------------------------------------
   U.S. Term Loan
   8.09%, 08/11/12(d)                                       Ba3           45,307          45,533
================================================================================================
                                                                                       4,170,406
================================================================================================

TEXTILES - 0.22%
Gold Toe Brands, Inc.
   First Lien Term Loan B
   8.13%, 10/30/13(d)                                       B1           128,500         130,428
------------------------------------------------------------------------------------------------
   Term Loan B
   10/31/2013(d)(e)(f)                                      B1           383,000         388,745
================================================================================================
                                                                                         519,173
================================================================================================

AIM FLOATING RATE FUND


                                                           MOODY'S      PRINCIPAL
                                                          RATING(a)      AMOUNT            VALUE
---------------------------------------------------------------------------------------------------
TRADING COMPANIES/DISTRIBUTORS - 0.11%

Brenntag A.G.
   Term Loan
   8.08%, 01/18/14 (d)                                      B2         $   51,322     $      51,643
---------------------------------------------------------------------------------------------------
   Term Loan B2
   8.08%, 01/18/14 (d)                                      B2            210,041           211,879
===================================================================================================
                                                                                            263,522
===================================================================================================

TOBACCO - 0.73%

Alliance One International, Inc.
   Term Loan B
   8.82%, 05/13/10 (d)                                      B1            583,010           589,205
---------------------------------------------------------------------------------------------------
Commonwealth Brands, Inc.
   Term Loan
   7.69%, 12/22/12 (d)                                      B1            322,868           324,563
---------------------------------------------------------------------------------------------------
Reynolds American Inc.
   Term Loan
   7.10-7.19%, 05/31/12 (d)                                Baa2           799,596           804,593
===================================================================================================

                                                                                          1,718,361
===================================================================================================

TRUCKING - 0.11%

Transport Industries L.P.
   Term Loan B
   7.88%, 09/30/11 (d)                                      B1            261,236           261,236
===================================================================================================

WATER UTILITIES - 0.47%

Thermal North America, Inc.
   Loan C
   8.07%, 10/25/08 (d)                                      B1            115,711           116,145
---------------------------------------------------------------------------------------------------
   Term Loan
   8.07%, 10/25/08 (d)                                      B1            982,800           986,485
===================================================================================================
                                                                                          1,102,630
===================================================================================================

WIRELESS TELECOMMUNICATION SERVICES - 2.36%

Cellular South Inc.
   Term Loan B
   7.13-8.75%, 05/04/11 (d)                                Ba3            117,300           117,300
---------------------------------------------------------------------------------------------------
Centennial Communications Corp.
   Term Loan
   7.62%, 02/09/11 (d)                                     Ba2          1,332,187         1,340,791
---------------------------------------------------------------------------------------------------
FairPoint Communications, Inc.
   Term Loan B
   7.13%, 02/08/12 (d)                                      B1          1,000,000           996,250
---------------------------------------------------------------------------------------------------
IWL Communications, Inc. / CapRock Holdings, Inc.
   Term Loan B
   8.82%, 02/01/12 (d)                                     Ba3            531,683           521,050
---------------------------------------------------------------------------------------------------
MetroPCS Communications, Inc.
   Term Loan
   11/2/2013 (d)(e)(f)                                      B1            500,000           499,500
---------------------------------------------------------------------------------------------------
   Term Loan
   7.88%, 11/03/13 (d)                                      B1          1,653,000         1,651,347
---------------------------------------------------------------------------------------------------
NuVox, Inc.
   Term Loan
   10.32-10.61%, 05/12/12 (d)                               B2            249,375           248,751
---------------------------------------------------------------------------------------------------

AIM FLOATING RATE FUND


                                                           MOODY'S      PRINCIPAL
                                                          RATING(a)      AMOUNT            VALUE
---------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES - (CONTINUED)

US TelePacific Communications
   First Lien Term Loan
   9.87-9.93%, 08/04/11 (d)                                 B1         $  122,286     $     123,508
---------------------------------------------------------------------------------------------------
   Second Lien Term Loan
   13.68%, 08/04/12 (d)                                     B1             52,000            53,040
===================================================================================================
                                                                                          5,551,537
===================================================================================================
Total Senior Secured Floating Rate Interests (Cost $230,917,357)                        231,072,862
===================================================================================================

FLOATING RATE NOTES - 2.68%

INTEGRATED TELECOMMUNICATION SERVICES - 1.04%

Qwest Corp.
   Sr. Unsec. Floating Rate Global Notes,
   8.64%, 06/15/13 (d)(i)                                    --         2,250,000         2,449,687
===================================================================================================

METAL & GLASS CONTAINERS - 0.54%

Berry Plastics Holding Corp.
   Sr. Sec. Floating Rate Notes,
   9.27%, 09/15/14
   (Acquired 09/15/06-09/21/06;
   Cost $1,260,148) (d)(i)(j)                               B2          1,251,000         1,274,456
===================================================================================================

PAPER PACKAGING - 0.14%

Verso Paper Holdings, LLC
   Sr. Sec. Floating Rate Notes,
   9.12%, 08/01/14
   (Acquired 07/28/06; Cost $326,563) (d)(i)(j)             B1            325,000           332,312
===================================================================================================

SPECIALTY STORES - 0.52%

Linens 'n Things, Inc.
   Sr. Sec. Gtd. Floating Rate Global Notes,
   11.00%, 01/15/14 (d)(i)                                  B3          1,260,000         1,233,225
===================================================================================================

WIRELESS TELECOMMUNICATION SERVICES - 0.44%

Rogers Wireless Inc. (Canada),
 Sr. Sec. Gtd. Floating Rate Global Notes,
 8.52%, 12/15/10 (d)(i)                                    Ba2          1,000,000         1,025,000
===================================================================================================

Total Floating Rate Notes (Cost $6,041,998)                                               6,314,680
===================================================================================================


                                                                         SHARES
---------------------------------------------------------------------------------------------------
DOMESTIC COMMON STOCKS - 0.96%

ENVIRONMENTAL & FACILITIES SERVICES - 0.96%

Safety-Kleen Holdco, Inc.
 (Acquired 12/24/03; Cost $2,062,077) (e)(j)(k)(l)                        102,803         2,261,666
===================================================================================================

MONEY MARKET FUNDS-1.57%

Liquid Assets Portfolio-Institutional Class (m)                         1,844,720         1,844,720
---------------------------------------------------------------------------------------------------
Premier Portfolio-Institutional Class (m)                               1,844,720         1,844,720
===================================================================================================
Total Money Market Funds (Cost $3,689,440)                                                3,689,440
===================================================================================================

TOTAL INVESTMENTS - 103.41% (Cost $242,710,872)                                         243,338,648
===================================================================================================
OTHER ASSETS LESS LIABILITIES - (3.41)%                                                  (8,033,293)
===================================================================================================
NET ASSETS - 100.00%                                                                  $ 235,305,355
===================================================================================================

AIM FLOATING RATE FUND

     Abbreviations:

     DIP      - Debtor-in-possession
     LOC      - Letter of Credit
     REIT     - Real Estate Investment Trust
     Sec.     - Secured
     Sr.      - Senior
     Syn LOC  - Synthetic Letter of Credit
     Unsec.   - Unsecured

     Notes to Schedule of Investments:

(a)  Ratings are assigned by Moody's Investors Service, Inc. ("Moody's").

(b) Senior secured corporate loans and senior secured debt securities are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended and may be subject to contractual and legal restrictions on sale. Senior secured corporate loans and senior secured debt securities in the Fund's portfolio generally have variable rates which adjust to a base, such as the London Inter-Bank Offered Rate ("LIBOR"), on set dates, typically every 30 days but not greater than one year; and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(c) Senior secured floating rate interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior secured floating rate interests will have an expected average life of three to five years.

(d) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at November 30, 2006 was $235,042,145, which represented 99.89% of the Fund's Net Assets. See Note 1A.

(e) Security considered to be illiquid. The aggregate value of these securities considered illiquid at November 30, 2006 was $13,849,458, which represented 5.89% of the Fund's Net Assets.

(f) This floating rate interest will settle after November 30, 2006, at which time the interest rate will be determined.

(g) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The value of this security at November 30, 2006 represented 1.00% of the Fund's Net Assets. See Note 1A.

(h) All or a portion of this holding is subject to unfunded loan commitments. See Note 3.

(i) Interest rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2006.

(j) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at November 30, 2006 was $3,868,434, which represented 1.64% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(k)  Non-income producing security.

(l)  Acquired as a part of a bankruptcy restructuring.

(m) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.


     See accompanying notes which are an integral part of this schedule.

AIM FLOATING RATE FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
November 30, 2006
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

         Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

         Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

         Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

         Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are presented at amortized cost which approximates value.

         Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

         Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the

AIM FLOATING RATE FUND
     principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

         Fund securities primarily traded in foreign markets may be traded in such markets on days that are not business days of the Fund. Because the net asset value per share of each Fund is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when an investor cannot exchange or redeem shares of the Fund.

         Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transaction are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from the settlement date. Facility fees received may be amortized over the life of the loan. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

         Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

         The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. SECURITIES PURCHASED ON A WHEN-ISSUED AND DELAYED DELIVERY BASIS -- The Fund may purchase and sell interests in Corporate Loans and Corporate Debt Securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

E. INTERMEDIATE PARTICIPANTS -- The Fund invests in Corporate Loans from U.S. or non-U.S. companies (the "Borrowers"). The investment of the Fund in a Corporate Loan may take the form of participation interests or assignments. If the Fund purchases a participation interest from a syndicate of lenders

AIM FLOATING RATE FUND

     ("Lenders") or one of the participants in the syndicate ("Participant"), one or more of which administers the loan on behalf of all the Lenders (the "Agent Bank"), the Fund would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Fund's rights against the Borrower but also for the receipt and processing of payments due to the Fund under the Corporate Loans. As such, the Fund is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Fund and a Borrower, together with Agent Banks, are referred to as "Intermediate Participants".

NOTE 2--INVESTMENT IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the three months ended November 30, 2006.

                                                                           CHANGE IN
                                                                           UNREALIZED                                   REALIZED
                           VALUE          PURCHASES         PROCEEDS      APPRECIATION      VALUE         DIVIDEND        GAIN
FUND                      08/31/06         AT COST         FROM SALES    (DEPRECIATION)   11/30/06         INCOME        (LOSS)
--------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-
Institutional Class     $ 17,084,220     $ 10,266,539     $(25,506,039)     $   --     $  1,844,720     $    164,137     $  --
--------------------------------------------------------------------------------------------------------------------------------
Premier Portfolio-
Institutional Class       17,084,220       10,266,539      (25,506,039)         --        1,844,720          164,096        --
================================================================================================================================
   TOTAL
INVESTMENTS IN
AFFILIATES              $ 34,168,440     $ 20,533,078     $(51,012,078)     $   --     $  3,689,440     $    328,233     $  --
================================================================================================================================

NOTE 3 -- UNFUNDED LOAN COMMITMENTS

As of November 30, 2006, the Fund had unfunded loan commitments of $2,263,978, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:


BORROWER                                                                         UNFUNDED COMMITMENTS
------------------------------------------------------------------------------------------------------
AMF Bowling Worldwide, Inc.             Revolver Loan                                      $  500,000
------------------------------------------------------------------------------------------------------
AMSTED Industries Inc.                  Delay Draw Term Loan B                                562,500
------------------------------------------------------------------------------------------------------
Birds Eye Foods Inc.                    Revolver Loan                                         925,000
------------------------------------------------------------------------------------------------------
Calpine Corp.                           Revolver Loan                                          65,846
------------------------------------------------------------------------------------------------------
Nuance Communications, Inc.             Revolver Loan                                         121,000
------------------------------------------------------------------------------------------------------
US Shipping LLC                         Delay Draw Term Loan                                   89,632
======================================================================================================
                                                                                           $2,263,978
======================================================================================================

AIM FLOATING RATE FUND

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended November 30, 2006 was $81,961,986 and $45,811,363, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

    UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                   $1,276,633
----------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                   (648,857)
========================================================================================
Net unrealized appreciation of investment securities                         $  627,776
========================================================================================
Cost of investments is the same for tax and financial statement purposes.

                             AIM MULTI-SECTOR FUND
          Quarterly Schedule of Portfolio Holdings - November 30, 2006


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--


AIMinvestments.com              I-MSE-QTR-1  11/06          A I M Advisors, Inc.

AIM MULTI-SECTOR FUND


SCHEDULE OF INVESTMENTS
November 30, 2006
(Unaudited)

                                                         SHARES        VALUE
-------------------------------------------------------------------------------
DOMESTIC STOCKS & OTHER EQUITY
  INTERESTS--82.80%

ADVERTISING--2.15%

Omnicom Group Inc.                                      137,205     $14,016,863
===============================================================================
APPAREL, ACCESSORIES & LUXURY
  GOODS--0.99%

Polo Ralph Lauren Corp.                                  83,050       6,494,510
===============================================================================

APPLICATION SOFTWARE--2.87%

Adobe Systems Inc. (a)                                  170,656       6,848,425
-------------------------------------------------------------------------------
Amdocs Ltd. (a)                                         148,367       5,719,548
-------------------------------------------------------------------------------
Citrix Systems, Inc. (a)                                214,150       6,154,671
===============================================================================
                                                                     18,722,644
===============================================================================

ASSET MANAGEMENT & CUSTODY
  BANKS--1.92%

Bank of New York Co. (The)                              157,300       5,590,442
-------------------------------------------------------------------------------
Federated Investors, Inc.
  -Class B                                              153,047       5,078,099
-------------------------------------------------------------------------------
State Street Corp.                                       30,400       1,888,752
===============================================================================
                                                                     12,557,293
===============================================================================

BIOTECHNOLOGY--3.01%

Amgen Inc. (a)                                           68,676       4,875,996
-------------------------------------------------------------------------------
Genzyme Corp. (a)                                        76,185       4,906,314
-------------------------------------------------------------------------------
Gilead Sciences, Inc. (a)                                81,692       5,385,137
-------------------------------------------------------------------------------
United Therapeutics Corp. (a)                            77,430       4,507,974
===============================================================================
                                                                     19,675,421
===============================================================================

BROADCASTING & CABLE TV--2.29%

Cablevision Systems Corp.
  -Class A                                              196,343       5,452,445
-------------------------------------------------------------------------------
Clear Channel Communications,
  Inc.                                                  113,301       3,983,663
-------------------------------------------------------------------------------
Comcast Corp. -Class A (a)                              136,019       5,503,329
===============================================================================
                                                                     14,939,437
===============================================================================

CASINOS & GAMING--2.46%

Harrah's Entertainment, Inc.                            162,830      12,814,721
-------------------------------------------------------------------------------
International Game Technology                            74,176       3,247,425
===============================================================================
                                                                     16,062,146
===============================================================================

COMMUNICATIONS EQUIPMENT--1.13%

Cisco Systems, Inc. (a)                                 275,612       7,408,451
===============================================================================

COMPUTER HARDWARE--3.32%

Apple Computer, Inc. (a)                                 84,480       7,745,126
-------------------------------------------------------------------------------
Hewlett-Packard Co.                                     184,706       7,288,499
-------------------------------------------------------------------------------
International Business Machines
  Corp.                                                  72,141       6,631,201
===============================================================================
                                                                     21,664,826
===============================================================================

COMPUTER STORAGE & PERIPHERALS--1.05%

EMC Corp. (a)                                           523,375       6,861,446
===============================================================================

                                                         SHARES         VALUE
-------------------------------------------------------------------------------
CONSUMER FINANCE--0.93%

Capital One Financial Corp.                              77,700     $ 6,051,276
===============================================================================

DATA PROCESSING & OUTSOURCED
  SERVICES--1.22%

VeriFone Holdings, Inc. (a)                             235,816       7,961,148
===============================================================================

DIVERSIFIED BANKS--1.48%

U.S. Bancorp                                             85,400       2,872,856
-------------------------------------------------------------------------------
Wachovia Corp.                                           84,400       4,573,636
-------------------------------------------------------------------------------
Wells Fargo & Co.                                        62,900       2,216,596
===============================================================================
                                                                      9,663,088
===============================================================================

GAS UTILITIES--0.92%

Questar Corp.                                            70,000       6,037,500
===============================================================================

HEALTH CARE EQUIPMENT--2.10%

Hospira, Inc. (a)                                       153,147       5,023,222
-------------------------------------------------------------------------------
Mentor Corp.                                             58,579       2,926,021
-------------------------------------------------------------------------------
Respironics, Inc. (a)                                   159,119       5,737,831
===============================================================================
                                                                     13,687,074
===============================================================================

HEALTH CARE SERVICES--2.32%

DaVita, Inc. (a)                                         96,403       5,129,604
-------------------------------------------------------------------------------
Express Scripts, Inc. (a)                                65,595       4,473,579
-------------------------------------------------------------------------------
Medco Health Solutions, Inc. (a)                         53,557       2,689,097
-------------------------------------------------------------------------------
Omnicare, Inc.                                           71,316       2,830,532
===============================================================================
                                                                     15,122,812
===============================================================================

HOME IMPROVEMENT RETAIL--0.68%

Home Depot, Inc. (The)                                  117,385       4,457,108
===============================================================================

HOTELS, RESORTS & CRUISE LINES--4.14%

Carnival Corp. (b)                                      102,540       5,023,434
-------------------------------------------------------------------------------
Hilton Hotels Corp.                                     263,436       8,648,604
-------------------------------------------------------------------------------
Marriott International, Inc.
  -Class A                                              113,945       5,144,617
-------------------------------------------------------------------------------
Starwood Hotels & Resorts
  Worldwide, Inc.                                       127,742       8,197,204
===============================================================================
                                                                     27,013,859
===============================================================================

INSURANCE BROKERS--1.24%

Aon Corp.                                                54,000       1,926,720
-------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc.                             197,400       6,202,308
===============================================================================
                                                                      8,129,028
===============================================================================

INTEGRATED OIL & GAS--3.79%

Chevron Corp.                                            90,000       6,508,800
-------------------------------------------------------------------------------
Exxon Mobil Corp.                                        80,000       6,144,800
-------------------------------------------------------------------------------
Murphy Oil Corp.                                        103,000       5,590,840
-------------------------------------------------------------------------------
Occidental Petroleum Corp.                              130,000       6,544,200
===============================================================================
                                                                     24,788,640
===============================================================================

AIM MULTI-SECTOR FUND


                                                         SHARES         VALUE
-------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES-2.26%

Digital River, Inc. (a)                                 125,598     $ 7,398,978
-------------------------------------------------------------------------------
Google Inc. -Class A (a)                                 15,152       7,347,508
===============================================================================
                                                                     14,746,486
===============================================================================

INVESTMENT BANKING & BROKERAGE-1.50%

Merrill Lynch & Co., Inc.                                61,000       5,333,230
-------------------------------------------------------------------------------
Morgan Stanley                                           58,700       4,470,592
===============================================================================
                                                                      9,803,822
===============================================================================

IT CONSULTING & OTHER SERVICES-1.45%

Accenture Ltd. -Class A                                 214,160       7,217,192
-------------------------------------------------------------------------------
Cognizant Technology Solutions
  Corp. -Class A (a)                                     27,731       2,261,740
===============================================================================
                                                                      9,478,932
===============================================================================

LIFE SCIENCES TOOLS & SERVICES-1.77%

Invitrogen Corp. (a)                                     48,792       2,684,536
-------------------------------------------------------------------------------
Pharmaceutical Product
  Development, Inc.                                     178,068       5,625,168
-------------------------------------------------------------------------------
Thermo Fisher Scientific, Inc. (a)                       74,904       3,283,042
===============================================================================
                                                                     11,592,746
===============================================================================

MANAGED HEALTH CARE-1.86%

Aetna Inc.                                              118,206       4,883,090
-------------------------------------------------------------------------------
Health Net Inc. (a)                                      63,183       2,915,263
-------------------------------------------------------------------------------
UnitedHealth Group Inc.                                  89,221       4,378,967
===============================================================================
                                                                     12,177,320
===============================================================================

MOVIES & ENTERTAINMENT-3.65%

News Corp.-Class A                                      599,305      12,345,683
-------------------------------------------------------------------------------
Time Warner Inc.                                        276,860       5,575,961
-------------------------------------------------------------------------------
Walt Disney Co. (The)                                   179,907       5,945,926
===============================================================================
                                                                     23,867,570
===============================================================================

MULTI-LINE INSURANCE-0.45%

Hartford Financial
  Services Group, Inc. (The)                             34,600       2,967,296
===============================================================================

OIL & GAS DRILLING-1.95%

Hercules Offshore, Inc. (a)                             200,000       6,814,000
-------------------------------------------------------------------------------
Transocean Inc. (a)                                      76,000       5,924,200
================================================================================
                                                                     12,738,200
================================================================================

OIL & GAS EQUIPMENT & SERVICES-3.85%

Cameron International Corp. (a)                         120,000       6,518,400
-------------------------------------------------------------------------------
Grant Prideco, Inc. (a)                                 150,000       6,573,000
-------------------------------------------------------------------------------
National-Oilwell Varco Inc. (a)                          90,000       5,985,900
-------------------------------------------------------------------------------
Weatherford International Ltd. (a)                      135,000       6,062,850
===============================================================================
                                                                     25,140,150
===============================================================================

OIL & GAS EXPLORATION &
  PRODUCTION-5.31%

Apache Corp.                                             70,000       4,895,100
-------------------------------------------------------------------------------
Bill Barrett Corp. (a)                                  190,000       5,985,000
-------------------------------------------------------------------------------
Cheniere Energy, Inc. (a)                               130,000       3,998,800
-------------------------------------------------------------------------------

                                                         SHARES         VALUE
-------------------------------------------------------------------------------
OIL & GAS EXPLORATION & PRODUCTION-(CONTINUED)

Devon Energy Corp.                                       85,000  $    6,236,450
-------------------------------------------------------------------------------
Plains Exploration & Production
  Co. (a)                                               140,000       6,591,200
-------------------------------------------------------------------------------
Southwestern Energy Co. (a)                             165,000       6,951,450
===============================================================================
                                                                     34,658,000
===============================================================================

OIL & GAS REFINING & MARKETING-1.01%

Valero Energy Corp.                                     120,000       6,608,400
===============================================================================

OIL & GAS STORAGE &
  TRANSPORTATION-1.02%

Williams Cos., Inc. (The)                               240,000       6,662,400
===============================================================================

OTHER DIVERSIFIED FINANCIAL
  SERVICES-2.98%

Bank of America Corp.                                    79,982       4,307,031
-------------------------------------------------------------------------------
Citigroup Inc.                                          185,400       9,193,986
-------------------------------------------------------------------------------
JPMorgan Chase & Co.                                    128,376       5,941,241
===============================================================================
                                                                     19,442,258
===============================================================================

PHARMACEUTICALS-2.62%

Allergan, Inc.                                           44,895       5,233,859
-------------------------------------------------------------------------------
Johnson & Johnson                                        70,308       4,634,001
-------------------------------------------------------------------------------
Pfizer Inc.                                             196,276       5,395,627
-------------------------------------------------------------------------------
Sepracor Inc. (a)                                        32,832       1,832,354
===============================================================================
                                                                     17,095,841
===============================================================================

PROPERTY & CASUALTY INSURANCE-2.17%

ACE Ltd.                                                 92,600       5,263,384
-------------------------------------------------------------------------------
MBIA Inc.                                                86,400       6,017,760
-------------------------------------------------------------------------------
St. Paul Travelers
  Cos., Inc. (The)                                       55,200       2,859,912
===============================================================================
                                                                     14,141,056
===============================================================================

REGIONAL BANKS-1.97%

Fifth Third Bancorp                                     152,900       6,028,847
-------------------------------------------------------------------------------
North Fork Bancorp., Inc.                                89,700       2,517,879
-------------------------------------------------------------------------------
SunTrust Banks, Inc.                                     39,200       3,200,680
-------------------------------------------------------------------------------
Zions Bancorp.                                           14,700       1,150,128
===============================================================================
                                                                     12,897,534
===============================================================================

SEMICONDUCTORS-1.17%

Freescale Semiconductor Inc.
  -Class B (a)                                           25,131       1,003,481
-------------------------------------------------------------------------------
Intel Corp. (a)                                         311,308       6,646,426
===============================================================================
                                                                      7,649,907
===============================================================================

SPECIALIZED CONSUMER SERVICES-0.82%

H&R Block, Inc.                                         224,000       5,376,000
===============================================================================

SPECIALTY STORES-0.63%

PetSmart, Inc.                                          139,800       4,135,284
===============================================================================

SYSTEMS SOFTWARE-2.01%

Microsoft Corp.                                         201,918       5,922,255
-------------------------------------------------------------------------------
Oracle Corp. (a)                                        379,384       7,219,678
===============================================================================
                                                                     13,141,933
===============================================================================

THRIFTS & MORTGAGE FINANCE-2.34%

Fannie Mae                                              133,300       7,602,099
-------------------------------------------------------------------------------


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.          F-2

AIM MULTI-SECTOR FUND


                                                         SHARES         VALUE
-------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--(CONTINUED)

Freddie Mac                                              54,000  $    3,626,640
-------------------------------------------------------------------------------
Hudson City Bancorp, Inc.                               304,800       4,044,696
===============================================================================
                                                                     15,273,435
===============================================================================
    Total Domestic Common Stocks &
      Other Equity Interests
      (Cost $473,966,137)                                           540,909,140
===============================================================================

FOREIGN COMMON STOCKS & OTHER EQUITY
  INTERESTS--11.99%

BELGIUM--0.91%

Groupe Bruxelles Lambert S.A.
  (Multi-Sector Holdings) (c)                            52,252       5,971,309
===============================================================================

CANADA--1.03%

Talisman Energy Inc. (Oil & Gas
  Exploration & Production)                             400,000       6,728,000
===============================================================================

FRANCE--3.28%

Accor S.A.
  (Hotels, Resorts & Cruise
  Lines) (c)                                             57,037       4,147,612
-------------------------------------------------------------------------------
Sanofi-Aventis -ADR
  (Pharmaceuticals)                                      66,100       2,909,061
-------------------------------------------------------------------------------
Silicon-On-Insulator
  Technologies (Semiconductors) (a)                     237,234       7,954,158
-------------------------------------------------------------------------------
Total S.A. -ADR (Integrated Oil
  & Gas)                                                 90,000       6,431,400
===============================================================================
                                                                     21,442,231
===============================================================================

MEXICO--1.22%

America Movil S.A. de C.V.
  -Series L -ADR (Wireless
  Telecommunication Services)                           179,893       7,999,842
===============================================================================

SWEDEN--0.70%

Telefonaktiebolaget LM Ericsson
  -ADR (Communications
  Equipment)                                            117,658       4,573,366
===============================================================================

SWITZERLAND--2.74%

Novartis A.G. -ADR
  (Pharmaceuticals)                                      88,831       5,188,618
-------------------------------------------------------------------------------
Roche Holding A.G.
  (Pharmaceuticals) (c)                                  29,552       5,338,643
-------------------------------------------------------------------------------
STMicroelectronics N.V.
  -New York Shares
  (Semiconductors)                                      405,400       7,345,848
===============================================================================
                                                                     17,873,109
===============================================================================

UNITED KINGDOM--2.11%

Diageo PLC (Distillers &
  Vintners)                                             222,430       4,269,231
-------------------------------------------------------------------------------
InterContinental Hotels Group
  PLC (Hotels, Resorts & Cruise
  Lines) (c)                                            251,591       5,058,577
-------------------------------------------------------------------------------
WPP Group PLC (Advertising) (c)                         334,162       4,427,098
===============================================================================
                                                                     13,754,906
===============================================================================
    Total Foreign Common Stocks &
      Other Equity Interests
       (Cost $65,626,941)                                            78,342,763
===============================================================================

MONEY MARKET FUNDS--6.51%

Liquid Assets Portfolio
  -Institutional Class (d)                           21,245,647      21,245,647
-------------------------------------------------------------------------------
Premier Portfolio
  -Institutional Class (d)                           21,245,647      21,245,647
-------------------------------------------------------------------------------
    Total Money Market Funds
      (Cost $42,491,294)                                             42,491,294
_______________________________________________________________________________
===============================================================================


                                                                     VALUE
-------------------------------------------------------------------------------
TOTAL INVESTMENTS--101.30%                                         $661,743,197
  (Cost $582,084,372)
_______________________________________________________________________________
===============================================================================

OTHER ASSETS LESS LIABILITIES--(1.30)%                               (8,480,925)
_______________________________________________________________________________
===============================================================================

NET ASSETS--100.00%                                                 $653,262,272
_______________________________________________________________________________
===============================================================================

Investment Abbreviations:

ADR -- American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) Each unit represents one common share and one trust share.

(c) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at November 30, 2006 was $24,943,239, which represented 3.82% of the Fund's Net Assets. See Note 1A.

(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.



SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.          F-3

AIM MULTI-SECTOR FUND


NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
November 30, 2006
(Unaudited)


NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES


A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

        Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

AIM MULTI-SECTOR FUND


B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

AIM MULTI-SECTOR FUND


NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the three months ended November 30, 2006.


                                                               CHANGE IN
                                                               UNREALIZED                             REALIZED
                     VALUE       PURCHASES      PROCEEDS      APPRECIATION      VALUE      DIVIDEND    GAIN
FUND                08/31/06      AT COST      FROM SALES    (DEPRECIATION)   11/30/06      INCOME    (LOSS)
--------------------------------------------------------------------------------------------------------------

Liquid Assets     $13,412,206   $54,361,609   $(46,528,168)        $--       $21,245,647   $214,530      $--
Portfolio -
Institutional
Class
--------------------------------------------------------------------------------------------------------------
Premier
Portfolio-
Institutional
Class              13,412,206     54,361,609   (46,528,168)         --         21,245,647   213,658       --
==============================================================================================================
TOTAL
INVESTMENTS IN
AFFILIATES        $26,824,412  $108,723,218   $(93,056,336)        $--        $42,491,294  $428,188      $--
==============================================================================================================


NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended November 30, 2006 was $134,294,320 and $75,626,904, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

     UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                   $83,890,139
----------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                  (5,482,750)
========================================================================================
Net unrealized appreciation of investment securities                         $78,407,389
========================================================================================
Cost of investments for tax purposes is $583,335,808.

                            AIM STRUCTURED CORE FUND
          Quarterly Schedule of Portfolio Holdings - November 30, 2006


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--


AIMinvestments.com             SCOR-QTR-1 11/06             A I M Advisors, Inc.

AIM STRUCTURED CORE FUND

SCHEDULE OF INVESTMENTS
November 30, 2006
(Unaudited)



                                                       SHARES            VALUE
--------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY
  INTERESTS--98.53%

AEROSPACE & DEFENSE--5.34%

Boeing Co. (The)                                        900           $   79,677
--------------------------------------------------------------------------------
Lockheed Martin Corp.                                   800               72,360
--------------------------------------------------------------------------------
Raytheon Co.                                            150                7,656
--------------------------------------------------------------------------------
United Technologies Corp.                               800               51,624
================================================================================
                                                                         211,317
================================================================================

AGRICULTURAL PRODUCTS--0.04%

Archer-Daniels-Midland Co.                               50                1,755
================================================================================

AIR FREIGHT & LOGISTICS--1.87%

United Parcel Service, Inc.
  -Class B                                              950               74,024
================================================================================

AIRLINES--0.10%

Southwest Airlines Co.                                  250                3,928
================================================================================

APPAREL RETAIL--0.79%

American Eagle Outfitters, Inc.                         600               27,108
--------------------------------------------------------------------------------
TJX Cos., Inc. (The)                                    150                4,113
================================================================================
                                                                          31,221
================================================================================

APPLICATION SOFTWARE--1.84%

BEA Systems, Inc. (a)                                 1,850               25,474
--------------------------------------------------------------------------------
Intuit Inc. (a)                                       1,500               47,220
================================================================================
                                                                          72,694
================================================================================

AUTOMOBILE MANUFACTURERS--0.29%

General Motors Corp.                                    400               11,692
================================================================================

BIOTECHNOLOGY--0.60%

Biogen Idec Inc. (a)                                    400               20,904
--------------------------------------------------------------------------------
Celgene Corp. (a)                                        50                2,787
================================================================================
                                                                          23,691
================================================================================

BROADCASTING & CABLE TV--0.19%

CBS Corp. -Class B                                      250                7,438
================================================================================

BUILDING PRODUCTS--0.11%

Masco Corp.                                             150                4,304
================================================================================

COMMUNICATIONS EQUIPMENT--3.01%

Cisco Systems, Inc. (a)                               1,750               47,040
--------------------------------------------------------------------------------
Motorola, Inc.                                        3,250               72,052
================================================================================
                                                                         119,092
================================================================================

COMPUTER & ELECTRONICS RETAIL--0.79%

Circuit City Stores, Inc.                             1,250               31,200
================================================================================

COMPUTER HARDWARE--3.60%

Hewlett-Packard Co.                                   2,450               96,677
================================================================================


                                                       SHARES            VALUE
--------------------------------------------------------------------------------
COMPUTER HARDWARE--(CONTINUED)

International Business Machines
  Corp                                                  500           $   45,960
================================================================================
                                                                         142,637
================================================================================

COMPUTER STORAGE & PERIPHERALS--1.02%

Lexmark International, Inc.
  -Class A (a)                                          150               10,347
--------------------------------------------------------------------------------
QLogic Corp. (a)                                      1,350               30,037
================================================================================
                                                                          40,384
================================================================================

CONSTRUCTION & FARM MACHINERY &
  HEAVY TRUCKS--0.60%

Cummins Inc.                                            150               17,988
--------------------------------------------------------------------------------
Terex Corp. (a)                                         100                5,602
================================================================================
                                                                          23,590
================================================================================

CONSUMER FINANCE--0.71%

AmeriCredit Corp. (a)                                 1,200               28,140
================================================================================

DATA PROCESSING & OUTSOURCED
  SERVICES--0.58%

Electronic Data Systems Corp.                           750               20,355
--------------------------------------------------------------------------------
Sabre Holdings Corp. -Class A                           100                2,743
================================================================================
                                                                          23,098
================================================================================

DEPARTMENT STORES--3.21%

Dillard's, Inc. -Class A                                300               10,671
--------------------------------------------------------------------------------
J.C. Penney Co., Inc.                                   900               69,606
--------------------------------------------------------------------------------
Kohl's Corp. (a)                                        550               38,280
--------------------------------------------------------------------------------
Sears Holdings Corp. (a)                                 50                8,571
================================================================================
                                                                         127,128
================================================================================

DIVERSIFIED CHEMICALS--0.18%

E. I. du Pont de Nemours and
  Co                                                    150                7,040
================================================================================

ELECTRIC UTILITIES--0.37%

American Electric Power Co.,
  Inc                                                   350               14,529
================================================================================

ELECTRICAL COMPONENTS &
  EQUIPMENT--1.64%

Emerson Electric Co.                                    750               65,025
================================================================================

FOOD RETAIL--1.67%

Kroger Co. (The)                                      2,650               56,869
--------------------------------------------------------------------------------
Safeway Inc.                                            300                9,243
================================================================================
                                                                          66,112
================================================================================

GENERAL MERCHANDISE STORES--0.70%

Big Lots, Inc. (a)                                    1,250               27,888
================================================================================

HEALTH CARE DISTRIBUTORS--1.77%

AmerisourceBergen Corp.                               1,150               52,888
--------------------------------------------------------------------------------

AIM STRUCTURED CORE FUND

                                                       SHARES            VALUE
--------------------------------------------------------------------------------
HEALTH CARE DISTRIBUTORS--(CONTINUED)

McKesson Corp.                                          350           $   17,290
================================================================================
                                                                          70,178
================================================================================

HEALTH CARE SERVICES--0.09%

Laboratory Corp. of America
  Holdings (a)                                           50                3,540
================================================================================

HOUSEHOLD PRODUCTS--0.16%

Procter & Gamble Co. (The)                              100                6,279
================================================================================

HOUSEWARES & SPECIALTIES--0.29%

Newell Rubbermaid Inc.                                  400               11,396
================================================================================

HYPERMARKETS & SUPER CENTERS--0.35%

Wal-Mart Stores, Inc.                                   300               13,830
================================================================================

INDEPENDENT POWER PRODUCERS & ENERGY
  TRADERS--1.74%

TXU Corp.                                             1,200               68,868
================================================================================

INDUSTRIAL CONGLOMERATES--2.98%

3M Co.                                                  550               44,803
--------------------------------------------------------------------------------
General Electric Co.                                  1,900               67,032
--------------------------------------------------------------------------------
Tyco International Ltd.                                 200                6,058
================================================================================
                                                                         117,893
================================================================================

INDUSTRIAL MACHINERY--1.43%

Illinois Tool Works Inc.                              1,200               56,640
================================================================================

INDUSTRIAL REIT'S--0.08%

ProLogis                                                 50                3,259
================================================================================

INSURANCE BROKERS--0.18%

Aon Corp.                                               200                7,136
================================================================================

INTEGRATED OIL & GAS--6.03%

Exxon Mobil Corp.                                     2,800              215,068
--------------------------------------------------------------------------------
Marathon Oil Corp.                                      250               23,595
================================================================================
                                                                         238,663
================================================================================

INTEGRATED TELECOMMUNICATION
  SERVICES--2.16%

BellSouth Corp.                                         500               22,295
--------------------------------------------------------------------------------
Qwest Communications
  International Inc. (a)                              8,200               63,058
================================================================================
                                                                          85,353
================================================================================

INTERNET RETAIL--0.51%

IAC/InterActiveCorp. (a)                                550               20,070
================================================================================

INTERNET SOFTWARE & SERVICES--2.20%

Google Inc. -Class A (a)                                180               87,286
================================================================================

INVESTMENT BANKING & BROKERAGE--7.85%

Goldman Sachs Group, Inc. (The)                         450               87,660
--------------------------------------------------------------------------------
Lehman Brothers Holdings Inc.                           950               69,986
--------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                               750               65,573
--------------------------------------------------------------------------------
Morgan Stanley                                        1,150               87,584
================================================================================
                                                                         310,803
================================================================================

                                                       SHARES            VALUE
--------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES--0.41%

Applera Corp-Applied Biosystems
  Group                                                 450           $   16,398
================================================================================

MANAGED HEALTH CARE--0.48%
CIGNA Corp.                                             150               18,908
================================================================================

MOTORCYCLE MANUFACTURERS--0.47%

Harley-Davidson, Inc.                                   250               18,443
================================================================================

MULTI-LINE INSURANCE--3.94%

American International Group, Inc.                    1,650              116,028
--------------------------------------------------------------------------------
Loews Corp.                                           1,000               39,920
================================================================================
                                                                         155,948
================================================================================

MULTI-UTILITIES--2.67%

CenterPoint Energy, Inc.                              1,050               17,167
--------------------------------------------------------------------------------
PG&E Corp.                                            1,400               64,302
--------------------------------------------------------------------------------
Xcel Energy, Inc.                                     1,050               24,108
================================================================================
                                                                         105,577
================================================================================

OFFICE REIT'S--0.15%

Boston Properties, Inc.                                  50                5,853
================================================================================

OIL & GAS EQUIPMENT & SERVICES--0.07%

Cameron International Corp. (a)                          50                2,716
================================================================================

OIL & GAS REFINING & MARKETING--2.61%

Tesoro Corp.                                            450               31,702
--------------------------------------------------------------------------------
Valero Energy Corp.                                   1,300               71,591
================================================================================
                                                                         103,293
================================================================================

OTHER DIVERSIFIED FINANCIAL
  SERVICES--6.97%

Bank of America Corp.                                 1,950              105,007
--------------------------------------------------------------------------------
Citigroup Inc.                                        2,700              133,893
--------------------------------------------------------------------------------
JPMorgan Chase & Co.                                    800               37,024
================================================================================
                                                                         275,924
================================================================================

PAPER PACKAGING--0.64%

Temple-Inland Inc.                                      650               25,415
================================================================================

PHARMACEUTICALS--5.00%

Johnson & Johnson                                        50                3,296
--------------------------------------------------------------------------------
King Pharmaceuticals, Inc. (a)                        1,550               25,622
--------------------------------------------------------------------------------
Merck & Co. Inc.                                      1,050               46,735
--------------------------------------------------------------------------------
Pfizer Inc.                                           4,450              122,330
================================================================================
                                                                         197,983
================================================================================

PROPERTY & CASUALTY INSURANCE--0.63%

ACE Ltd.                                                 50                2,842
--------------------------------------------------------------------------------
Allstate Corp. (The)                                    350               22,218
================================================================================
                                                                          25,060
================================================================================

RESIDENTIAL REIT'S--0.94%

AvalonBay Communities, Inc.                             250               33,270
--------------------------------------------------------------------------------
Camden Property Trust                                    50                3,986
================================================================================
                                                                          37,256
================================================================================



SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.          F-2

AIM STRUCTURED CORE FUND


                                                       SHARES            VALUE
--------------------------------------------------------------------------------
RETAIL REIT'S--0.90%

Kimco Realty Corp.                                      550           $   25,509
--------------------------------------------------------------------------------
Simon Property Group, Inc.                              100               10,198
================================================================================
                                                                          35,707
================================================================================

SEMICONDUCTOR EQUIPMENT--1.35%

Lam Research Corp. (a)                                  450               23,670
--------------------------------------------------------------------------------
MEMC Electronic Materials,
  Inc. (a)                                              750               29,850
================================================================================
                                                                          53,520
================================================================================

SEMICONDUCTORS--1.91%

NVIDIA Corp. (a)                                      2,050               75,829
================================================================================

SOFT DRINKS--3.44%

Coca-Cola Co. (The)                                   1,450               67,903
--------------------------------------------------------------------------------
PepsiCo, Inc.                                         1,100               68,167
================================================================================
                                                                         136,070
================================================================================

SPECIALTY STORES--0.68%

Office Depot, Inc. (a)                                  650               24,609
--------------------------------------------------------------------------------
OfficeMax Inc.                                           50                2,354
================================================================================
                                                                          26,963
================================================================================

STEEL--1.79%

IPSCO, Inc.  (Canada)                                    50                5,116
--------------------------------------------------------------------------------
Nucor Corp.                                           1,100               65,835
================================================================================
                                                                          70,951
================================================================================

SYSTEMS SOFTWARE--2.70%

BMC Software, Inc. (a)                                  450               14,652
--------------------------------------------------------------------------------
McAfee Inc. (a)                                         100                2,921
--------------------------------------------------------------------------------
Microsoft Corp.                                       2,650               77,724
--------------------------------------------------------------------------------
Oracle Corp. (a)                                        600               11,418
================================================================================
                                                                         106,715
================================================================================

THRIFTS & MORTGAGE FINANCE--0.84%

Fannie Mae                                              300               17,109
--------------------------------------------------------------------------------
Freddie Mac                                             200               13,432
--------------------------------------------------------------------------------
MGIC Investment Corp.                                    50                2,898
================================================================================
                                                                          33,439
================================================================================

TOBACCO--2.87%

Altria Group, Inc.                                    1,350              113,683
--------------------------------------------------------------------------------
TOTAL INVESTMENTS--98.53%                                              3,900,772
  (Cost $3,517,931)
________________________________________________________________________________
================================================================================

OTHER ASSETS LESS LIABILITIES--1.47%                                      58,376
________________________________________________________________________________
================================================================================

NET ASSETS--100.00%                                                   $3,959,148
________________________________________________________________________________
================================================================================


Investment Abbreviations:

REIT -- Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Non-income producing security.



SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.          F-3

AIM STRUCTURED CORE FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
November 30, 2006
(Unaudited)


NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES


A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following

AIM STRUCTURED CORE FUND
     procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

NOTE 2 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended November 30, 2006 was $721,775 and $546,363, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities               $402,397
----------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities              (20,368)
========================================================================================
Net unrealized appreciation of investment securities                     $382,029
========================================================================================
Cost of investments for tax purposes is $3,518,743.

                           AIM STRUCTURED GROWTH FUND
          Quarterly Schedule of Portfolio Holdings o November 30, 2006


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--


AIMinvestments.com             SGRO-QTR-1 11/06             A I M Advisors, Inc.

AIM STRUCTURED GROWTH FUND

SCHEDULE OF INVESTMENTS
November 30, 2006
(Unaudited)


                                                               SHARES           VALUE
-----------------------------------------------------------------------------------------
DOMESTIC COMMON STOCKS & OTHER EQUITY
   INTERESTS--96.63%

AEROSPACE & DEFENSE--8.14%

Boeing Co. (The)                                               45,900        $  4,063,527
-----------------------------------------------------------------------------------------
Honeywell International Inc.                                    9,200             395,416
-----------------------------------------------------------------------------------------
Lockheed Martin Corp.                                          40,300           3,645,135
-----------------------------------------------------------------------------------------
United Technologies Corp.                                       9,200             593,676
=========================================================================================
                                                                                8,697,754
=========================================================================================

AGRICULTURAL PRODUCTS--0.30%

Archer-Daniels-Midland Co.                                      9,200             322,920
=========================================================================================

AIR FREIGHT & LOGISTICS--3.34%

United Parcel Service, Inc. -Class B                           45,900           3,576,528
=========================================================================================

AIRLINES--3.47%

AMR Corp. (a)                                                 109,100           3,486,836
-----------------------------------------------------------------------------------------
US Airways Group, Inc. (a)                                      3,900             221,364
=========================================================================================
                                                                                3,708,200
=========================================================================================

APPAREL RETAIL--2.10%

American Eagle Outfitters, Inc.                                42,500           1,920,150
-----------------------------------------------------------------------------------------
AnnTaylor Stores Corp. (a)                                      9,400             324,300
=========================================================================================
                                                                                2,244,450
=========================================================================================

APPLICATION SOFTWARE--2.94%

BEA Systems, Inc. (a)                                          94,100           1,295,757
-----------------------------------------------------------------------------------------
Intuit Inc. (a)                                                58,600           1,844,728
=========================================================================================
                                                                                3,140,485
=========================================================================================

BIOTECHNOLOGY--1.02%

Celgene Corp. (a)                                              19,600           1,092,308
=========================================================================================

BROADCASTING & CABLE TV--1.12%

Comcast Corp. -Class A (a)                                     29,500           1,193,570
=========================================================================================

COMMUNICATIONS EQUIPMENT--5.73%

Cisco Systems, Inc. (a)                                       114,200           3,069,696
-----------------------------------------------------------------------------------------
Motorola, Inc.                                                138,100           3,061,677
=========================================================================================
                                                                                6,131,373
=========================================================================================

COMPUTER & ELECTRONICS RETAIL--0.98%

Circuit City Stores, Inc.                                      41,900           1,045,824
=========================================================================================

COMPUTER HARDWARE--4.71%

Hewlett-Packard Co.                                           103,200           4,072,272
-----------------------------------------------------------------------------------------
International Business Machines Corp.                          10,500             965,160
=========================================================================================
                                                                                5,037,432
=========================================================================================

COMPUTER STORAGE & PERIPHERALS--1.25%

Lexmark International, Inc. -Class A (a)                        3,600             248,328
-----------------------------------------------------------------------------------------

                                                               SHARES           VALUE
-----------------------------------------------------------------------------------------
COMPUTER STORAGE & PERIPHERALS--(CONTINUED)

QLogic Corp. (a)                                               48,800        $  1,085,800
=========================================================================================
                                                                                1,334,128
=========================================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
   TRUCKS--0.36%

Cummins Inc.                                                    3,200             383,744
=========================================================================================

CONSUMER FINANCE--2.08%

AmeriCredit Corp. (a)                                          26,900             630,805
-----------------------------------------------------------------------------------------
First Marblehead Corp. (The)                                   21,300           1,594,092
=========================================================================================
                                                                                2,224,897
=========================================================================================

DATA PROCESSING & OUTSOURCED SERVICES--0.86%

CSG Systems International, Inc. (a)                            10,100             280,073
-----------------------------------------------------------------------------------------
Electronic Data Systems Corp.                                  23,700             643,218
=========================================================================================
                                                                                  923,291
=========================================================================================

DEPARTMENT STORES--4.32%

J.C. Penney Co., Inc.                                          44,400           3,433,896
-----------------------------------------------------------------------------------------
Kohl's Corp. (a)                                               17,000           1,183,200
=========================================================================================
                                                                                4,617,096
=========================================================================================

DIVERSIFIED METALS & MINING--0.86%

Phelps Dodge Corp.                                              7,500             922,500
=========================================================================================

ELECTRICAL COMPONENTS & EQUIPMENT--2.37%

Emerson Electric Co.                                           29,200           2,531,640
=========================================================================================

FOOD RETAIL--0.81%

Kroger Co. (The)                                               26,100             560,106
-----------------------------------------------------------------------------------------
Safeway Inc.                                                    9,800             301,938
=========================================================================================
                                                                                  862,044
=========================================================================================

GENERAL MERCHANDISE STORES--0.73%

Big Lots, Inc. (a)                                             34,800             776,388
=========================================================================================

HEALTH CARE DISTRIBUTORS--2.07%

AmerisourceBergen Corp.                                        31,100           1,430,289
-----------------------------------------------------------------------------------------
McKesson Corp.                                                 15,800             780,520
=========================================================================================
                                                                                2,210,809
=========================================================================================

HEALTH CARE TECHNOLOGY--0.43%

Emdeon Corp. (a)                                               38,800             459,780
=========================================================================================

HOME FURNISHINGS--0.46%

Tempur-Pedic International Inc. (a)                            23,600             497,488
=========================================================================================

INDEPENDENT POWER PRODUCERS & ENERGY
   TRADERS--3.19%

TXU Corp.                                                      59,400           3,408,966
=========================================================================================

AIM STRUCTURED GROWTH FUND


                                                               SHARES           VALUE
-----------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--2.39%

3M Co.                                                         17,100        $  1,392,966
-----------------------------------------------------------------------------------------
General Electric Co.                                           33,000           1,164,240
=========================================================================================
                                                                                2,557,206
=========================================================================================

INDUSTRIAL MACHINERY--0.88%

Illinois Tool Works Inc.                                       19,900             939,280
=========================================================================================

INTEGRATED OIL & GAS--0.33%

Exxon Mobil Corp.                                               4,600             353,326
=========================================================================================

INTEGRATED TELECOMMUNICATION SERVICES--0.62%

Qwest Communications International
   Inc. (a)                                                    86,900             668,261
=========================================================================================

INTERNET RETAIL--0.24%

IAC/InterActiveCorp. (a)                                        7,000             255,430
=========================================================================================

INTERNET SOFTWARE & SERVICES--5.65%

Akamai Technologies, Inc. (a)                                  15,800             772,146
-----------------------------------------------------------------------------------------
Google Inc. -Class A (a)                                       10,020           4,858,899
-----------------------------------------------------------------------------------------
RealNetworks, Inc. (a)                                         35,500             408,250
=========================================================================================
                                                                                6,039,295
=========================================================================================

INVESTMENT BANKING & BROKERAGE--4.75%

Goldman Sachs Group, Inc. (The)                                 9,750           1,899,300
-----------------------------------------------------------------------------------------
Morgan Stanley                                                 41,800           3,183,488
=========================================================================================
                                                                                5,082,788
=========================================================================================

MANAGED HEALTH CARE--0.57%

CIGNA Corp.                                                     4,800             605,040
=========================================================================================

MOTORCYCLE MANUFACTURERS--0.37%

Harley-Davidson, Inc.                                           5,300             390,981
=========================================================================================

MULTI-LINE INSURANCE--1.04%

American International Group, Inc.                             15,800           1,111,056
=========================================================================================

OIL & GAS REFINING & MARKETING--3.17%

Frontier Oil Corp.                                             91,200           2,885,568
-----------------------------------------------------------------------------------------
Tesoro Corp.                                                    7,200             507,240
=========================================================================================
                                                                                3,392,808
=========================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES--0.31%

Citigroup Inc.                                                  6,600             327,294
=========================================================================================

PHARMACEUTICALS--2.28%

King Pharmaceuticals, Inc. (a)                                 47,400             783,522
-----------------------------------------------------------------------------------------
Merck & Co. Inc.                                               20,000             890,200
-----------------------------------------------------------------------------------------
Pfizer Inc.                                                    27,900             766,971
=========================================================================================
                                                                                2,440,693
=========================================================================================

RESIDENTIAL REIT'S--0.72%

AvalonBay Communities, Inc.                                     5,800             771,864
=========================================================================================

SEMICONDUCTOR EQUIPMENT--2.34%

Lam Research Corp. (a)                                         10,500             552,300
=========================================================================================

                                                               SHARES           VALUE
-----------------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT--(CONTINUED)

MEMC Electronic Materials, Inc. (a)                            49,000        $  1,950,200
=========================================================================================
                                                                                2,502,500
=========================================================================================

SEMICONDUCTORS--2.77%

Atmel Corp. (a)                                                45,400             229,724
-----------------------------------------------------------------------------------------
Integrated Device Technology, Inc. (a)                         21,100             348,150
-----------------------------------------------------------------------------------------
NVIDIA Corp. (a)                                               64,400           2,382,156
=========================================================================================
                                                                                2,960,030
=========================================================================================

SOFT DRINKS--4.89%

Coca-Cola Co. (The)                                            44,400           2,079,252
-----------------------------------------------------------------------------------------
PepsiCo, Inc.                                                  50,800           3,148,076
=========================================================================================
                                                                                5,227,328
=========================================================================================

SPECIALIZED FINANCE--0.46%

NYSE Group Inc. (a)                                             4,900             490,490
=========================================================================================

SPECIALTY STORES--0.74%

Office Depot, Inc. (a)                                         20,900             791,274
=========================================================================================

STEEL--1.51%

Nucor Corp.                                                    13,100             784,035
-----------------------------------------------------------------------------------------
Steel Dynamics, Inc.                                           25,400             826,008
=========================================================================================
                                                                                1,610,043
=========================================================================================

SYSTEMS SOFTWARE--3.92%

Microsoft Corp.                                               100,900           2,959,397
-----------------------------------------------------------------------------------------
Oracle Corp. (a)                                               64,800           1,233,144
=========================================================================================
                                                                                4,192,541
=========================================================================================

THRIFTS & MORTGAGE FINANCE--0.31%

Freddie Mac                                                     4,900             329,084
=========================================================================================

TOBACCO--2.73%

Altria Group, Inc.                                             25,900           2,181,039
-----------------------------------------------------------------------------------------
Loews Corp. Carolina Group                                     11,900             742,203
=========================================================================================
                                                                                2,923,242
=========================================================================================

     Total Domestic Common Stocks & Other
       Equity Interests (Cost $93,920,017)                                    103,305,469
=========================================================================================


                                                            PRINCIPAL
                                                              AMOUNT
=========================================================================================
U.S. TREASURY BILLS--0.19%
4.91%, 12/14/06 (Cost $199,645) (b)                        $ 200,000(c)          199,645
=========================================================================================


                                                              SHARES
=========================================================================================
MONEY MARKET FUNDS--2.48%
Liquid Assets Portfolio -Institutional
   Class(d)                                                 1,328,779           1,328,779
-----------------------------------------------------------------------------------------
Premier Portfolio -Institutional Class (d)                  1,328,779           1,328,779
-----------------------------------------------------------------------------------------
     Total Money Market Funds
        (Cost $2,657,558)                                                       2,657,558
=========================================================================================

TOTAL INVESTMENTS--99.30%

   (Cost $96,777,220)                                                         106,162,672
=========================================================================================
OTHER ASSETS LESS LIABILITIES--0.70%                                              744,177
=========================================================================================
NET ASSETS--100.00%                                                          $106,906,849
=========================================================================================


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.          F-2

AIM STRUCTURED GROWTH FUND


Investment Abbreviations:

REIT  --Real Estate Investment Trust

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(c) All or a portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1D and Note 3.

(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

See accompanying notes which are an integral part of this schedule.

AIM STRUCTURED GROWTH FUND


NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
November 30, 2006
(Unaudited)


NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES


A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

AIM STRUCTURED GROWTH FUND

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

E. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.


NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the three months ended November 30, 2006.

                                                                        CHANGE IN
                                                                        UNREALIZED                                  REALIZED
                        VALUE       PURCHASES AT    PROCEEDS FROM      APPRECIATION        VALUE       DIVIDEND       GAIN
FUND                   08/31/06         COST            SALES         (DEPRECIATION)     11/30/06       INCOME       (LOSS)
------------------------------------------------------------------------------------------------------------------------------
Liquid Assets      $           --   $  4,400,761    $ (3,071,982)     $          --      $ 1,328,779   $ 13,093     $      --
Portfolio -
Institutional
Class
------------------------------------------------------------------------------------------------------------------------------
Premier
Portfolio-
Institutional
Class                          --      4,400,761      (3,071,982)                --        1,328,779     13,053            --
==============================================================================================================================
TOTAL INVESTMENTS
IN AFFILIATES      $           --   $  8,801,522    $ (6,143,964)     $          --      $ 2,657,558   $ 26,146     $      --
==============================================================================================================================

AIM STRUCTURED GROWTH FUND

NOTE 3 -- FUTURES CONTRACTS

On November 30, 2006, $200,000 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts.

                                             OPEN FUTURES CONTRACTS AT PERIOD END
--------------------------------------------------------------------------------------------------------------------------
                                   NUMBER OF              MONTH/                         VALUE          UNREALIZED
CONTRACT                           CONTRACTS            COMMITMENT                     11/30/06        APPRECIATION
--------------------------------------------------------------------------------------------------------------------------
Russell E-Mini 1000 Index             35               Dec.-06/Long                   $2,455,075         $53,975
============
==========================================================================================================================


NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended November 30, 2006 was $21,562,201 and $15,148,831, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

            UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-----------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                                $10,356,564
-----------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                                 (976,787)
=====================================================================================================
Net unrealized appreciation of investment securities                                      $ 9,379,777
=====================================================================================================
Cost of investments for tax purposes is $96,782,895.

                            AIM STRUCTURED VALUE FUND
          Quarterly Schedule of Portfolio Holdings - November 30, 2006


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--


AIMinvestments.com               SVAL-QTR-1 11/06           A I M Advisors, Inc.

AIM STRUCTURED VALUE FUND

SCHEDULE OF INVESTMENTS
November 30, 2006
(Unaudited)




                                                    SHARES              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY
  INTERESTS--96.51%

AEROSPACE & DEFENSE--1.04%
Boeing Co. (The)                                       3,400         $   301,002
--------------------------------------------------------------------------------
Lockheed Martin Corp.                                  3,600             325,620
--------------------------------------------------------------------------------
Northrop Grumman Corp.                                 1,700             113,781
--------------------------------------------------------------------------------
Raytheon Co.                                           3,600             183,744
================================================================================
                                                                         924,147
================================================================================

AGRICULTURAL PRODUCTS--0.17%

Archer-Daniels-Midland Co.                             4,300             150,930
================================================================================

AIR FREIGHT & LOGISTICS--0.39%

United Parcel Service, Inc. -Class B                   4,400             342,848
================================================================================

AIRLINES--1.22%

AMR Corp. (a)                                         33,800           1,080,248
================================================================================

APPAREL RETAIL--0.74%

American Eagle Outfitters, Inc.                        6,800             307,224
--------------------------------------------------------------------------------
Ann Taylor Stores Corp. (a)                            3,200             110,400
--------------------------------------------------------------------------------
Payless ShoeSource, Inc. (a)                           7,800             243,282
================================================================================
                                                                         660,906
================================================================================

APPLICATION SOFTWARE--0.52%

BEA Systems, Inc. (a)                                 12,800             176,256
--------------------------------------------------------------------------------
Intuit Inc. (a)                                        9,000             283,320
================================================================================
                                                                         459,576
================================================================================

AUTOMOBILE MANUFACTURERS--0.18%

General Motors Corp.                                   5,600             163,688
================================================================================

BIOTECHNOLOGY--0.19%

Biogen Idec Inc. (a)                                   3,200             167,232
================================================================================

BROADCASTING & CABLE TV--0.89%

CBS Corp. -Class B                                     8,100             240,975
--------------------------------------------------------------------------------
Comcast Corp. -Class A (a)                            13,500             546,210
================================================================================
                                                                         787,185
================================================================================

BUILDING PRODUCTS--0.28%

Masco Corp.                                            8,700             249,603
================================================================================

COMMUNICATIONS EQUIPMENT--0.49%

Motorola, Inc.                                        14,200             314,814
--------------------------------------------------------------------------------
Polycom, Inc. (a)                                      4,300             124,012
================================================================================
                                                                         438,826
================================================================================

COMPUTER & ELECTRONICS RETAIL--0.08%

Circuit City Stores, Inc.                              3,000              74,880
================================================================================

COMPUTER HARDWARE--1.95%

Hewlett-Packard Co.                                   43,800           1,728,348
================================================================================


                                                    SHARES              VALUE
--------------------------------------------------------------------------------
COMPUTER STORAGE & PERIPHERALS--0.09%

Lexmark International, Inc. -Class A (a)               1,100         $    75,878
================================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS--0.23%

Terex Corp. (a)                                        3,600             201,672
================================================================================

CONSUMER FINANCE--0.88%

AmeriCredit Corp. (a)                                 16,200             379,890
--------------------------------------------------------------------------------
First Marblehead Corp. (The)                           5,400             404,136
================================================================================
                                                                         784,026
================================================================================

DATA PROCESSING & OUTSOURCED
  SERVICES--0.67%

CSG Systems International, Inc. (a)                    9,100             252,343
--------------------------------------------------------------------------------
Electronic Data Systems Corp.                         12,600             341,964
================================================================================
                                                                         594,307
================================================================================

DEPARTMENT STORES--1.42%

Dillard's, Inc. -Class A                               6,500             231,205
--------------------------------------------------------------------------------
J.C. Penney Co., Inc.                                 11,200             866,208
--------------------------------------------------------------------------------
Sears Holdings Corp. (a)                                 950             162,849
================================================================================
                                                                       1,260,262
================================================================================

DIVERSIFIED BANKS--2.23%

Wells Fargo & Co.                                     56,300           1,984,012
================================================================================

DIVERSIFIED METALS & MINING--1.25%

Phelps Dodge Corp.                                     9,000           1,107,000
================================================================================

DIVERSIFIED REIT'S--0.52%

Vornado Realty Trust                                   3,700             466,607
================================================================================

DRUG RETAIL--0.14%

Longs Drug Stores Corp.                                3,100             127,379
================================================================================

ELECTRIC UTILITIES--1.30%

American Electric Power Co., Inc                      26,200           1,087,562
--------------------------------------------------------------------------------
FirstEnergy Corp.                                      1,100              65,824
================================================================================
                                                                       1,153,386
================================================================================

ELECTRICAL COMPONENTS &
  EQUIPMENT--0.43%

Emerson Electric Co.                                   4,400             381,480
================================================================================

ENVIRONMENTAL & FACILITIES
  SERVICES--0.20%

Republic Services, Inc.                                4,300             178,364
================================================================================

FOOD RETAIL--1.23%

Kroger Co. (The)                                      44,800             961,408
--------------------------------------------------------------------------------
Safeway Inc.                                           4,300             132,483
================================================================================
                                                                       1,093,891
================================================================================

AIM STRUCTURED VALUE FUND


                                                    SHARES              VALUE
--------------------------------------------------------------------------------
GENERAL MERCHANDISE STORES--0.39%

Big Lots, Inc. (a)                                    15,600         $   348,036
================================================================================

HEALTH CARE DISTRIBUTORS--2.21%

AmerisourceBergen Corp.                               27,600           1,269,324
--------------------------------------------------------------------------------
Cardinal Health, Inc.                                  2,200             142,164
--------------------------------------------------------------------------------
McKesson Corp.                                        11,200             553,280
================================================================================
                                                                       1,964,768
================================================================================

HEALTH CARE SERVICES--0.18%

Laboratory Corp. of America
  Holdings (a)                                         2,300             162,840
================================================================================

HEALTH CARE TECHNOLOGY--0.30%

Emdeon Corp. (a)                                      22,700             268,995
================================================================================

HOMEFURNISHING RETAIL--0.18%

Rent-A-Center, Inc. (a)                                5,800             158,572
================================================================================

HOUSEHOLD PRODUCTS--0.86%

Procter & Gamble Co. (The)                            12,200             766,038
================================================================================

HOUSEWARES & SPECIALTIES--1.01%

Newell Rubbermaid Inc.                                31,500             897,435
================================================================================

INDEPENDENT POWER PRODUCERS & ENERGY
  TRADERS--0.36%

TXU Corp.                                              5,600             321,384
================================================================================

INDUSTRIAL CONGLOMERATES--1.39%

General Electric Co.                                  34,900           1,231,272
================================================================================

INDUSTRIAL MACHINERY--0.48%

Illinois Tool Works Inc.                               9,000             424,800
================================================================================

INDUSTRIAL REIT'S--0.93%

AMB Property Corp.                                     9,400             575,938
--------------------------------------------------------------------------------
ProLogis                                               3,800             247,646
================================================================================
                                                                         823,584
================================================================================

INSURANCE BROKERS--0.56%

Aon Corp.                                             14,000             499,520
================================================================================

INTEGRATED OIL & GAS--10.15%

Chevron Corp.                                         15,700           1,135,424
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                     86,900           6,674,789
--------------------------------------------------------------------------------
Marathon Oil Corp.                                     4,400             415,272
--------------------------------------------------------------------------------
Occidental Petroleum Corp.                            15,700             790,338
================================================================================
                                                                       9,015,823
================================================================================

INTEGRATED TELECOMMUNICATION
  SERVICES--2.62%

AT&T Inc.                                             29,500           1,000,345
--------------------------------------------------------------------------------
BellSouth Corp.                                        6,800             303,212
--------------------------------------------------------------------------------
Qwest Communications
  International Inc. (a)                              87,400             672,106
--------------------------------------------------------------------------------
Verizon Communications Inc.                           10,100             352,894
================================================================================
                                                                       2,328,557
================================================================================

INTERNET RETAIL--0.14%

IAC/InterActiveCorp. (a)                               3,400             124,066
================================================================================

                                                    SHARES              VALUE
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.35%

RealNetworks, Inc. (a)                                27,100         $   311,650
================================================================================

INVESTMENT BANKING & BROKERAGE--7.57%

Bear Stearns Cos. Inc. (The)                           2,300             350,704
--------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                       10,050           1,957,740
--------------------------------------------------------------------------------
Lehman Brothers Holdings Inc.                         21,400           1,576,538
--------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                              7,800             681,954
--------------------------------------------------------------------------------
Morgan Stanley                                        28,300           2,155,328
================================================================================
                                                                       6,722,264
================================================================================

IT CONSULTING & OTHER SERVICES--0.05%

Acxiom Corp.                                           1,700              42,364
================================================================================

LEISURE PRODUCTS--0.10%

Marvel Entertainment, Inc. (a)                         3,300              92,730
================================================================================

LIFE & HEALTH INSURANCE--0.20%

UnumProvident Corp.                                    8,700             178,176
================================================================================

MANAGED HEALTH CARE--0.39%

CIGNA Corp.                                            1,900             239,495
--------------------------------------------------------------------------------
Sierra Health Services, Inc. (a)                       3,000             105,150
================================================================================
                                                                         344,645
================================================================================

MARINE--0.30%

Overseas Shipholding Group, Inc.                       4,600             264,776
================================================================================

METAL & GLASS CONTAINERS--0.19%

Pactiv Corp. (a)                                       5,000             172,250
================================================================================

MOTORCYCLE MANUFACTURERS--0.28%

Harley-Davidson, Inc.                                  3,400             250,818
================================================================================

MULTI-LINE INSURANCE--4.37%

American International Group, Inc                     38,200           2,686,224
--------------------------------------------------------------------------------
Loews Corp.                                           30,000           1,197,600
================================================================================
                                                                       3,883,824
===============================================================================

MULTI-UTILITIES--2.89%

CenterPoint Energy, Inc.                              25,900             423,465
--------------------------------------------------------------------------------
PG&E Corp.                                            30,300           1,391,679
--------------------------------------------------------------------------------
Xcel Energy, Inc.                                     32,600             748,496
================================================================================
                                                                       2,563,640
================================================================================

OIL & GAS REFINING & MARKETING--3.01%

Frontier Oil Corp.                                    45,000           1,423,800
--------------------------------------------------------------------------------
Holly Corp.                                            1,600              86,416
--------------------------------------------------------------------------------
Tesoro Corp.                                           4,000             281,800
--------------------------------------------------------------------------------
Valero Energy Corp.                                   16,100             886,627
================================================================================
                                                                       2,678,643
================================================================================

OTHER DIVERSIFIED FINANCIAL
  SERVICES--10.36%

Bank of America Corp.                                 65,900           3,548,715
--------------------------------------------------------------------------------
Citigroup Inc.                                        73,600           3,649,824
--------------------------------------------------------------------------------
JPMorgan Chase & Co.                                  43,300           2,003,924
================================================================================
                                                                       9,202,463
================================================================================


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.          F-2

AIM STRUCTURED VALUE FUND


                                                    SHARES              VALUE
--------------------------------------------------------------------------------
PACKAGED FOODS & MEATS--0.07%

General Mills, Inc.                                    1,100         $    61,545
================================================================================

PAPER PACKAGING--0.48%

Temple-Inland Inc.                                    11,000             430,100
================================================================================

PAPER PRODUCTS--0.08%

International Paper Co.                                2,100              69,510
================================================================================

PHARMACEUTICALS--6.39%

King Pharmaceuticals, Inc. (a)                        47,200             780,216
--------------------------------------------------------------------------------
Merck & Co. Inc.                                      24,200           1,077,142
--------------------------------------------------------------------------------
Mylan Laboratories Inc.                                3,600              73,044
--------------------------------------------------------------------------------
Pfizer Inc.                                          136,200           3,744,138
================================================================================
                                                                       5,674,540
================================================================================

PROPERTY & CASUALTY INSURANCE--3.89%

Allstate Corp. (The)                                  28,200           1,790,136
--------------------------------------------------------------------------------
Chubb Corp. (The)                                     14,500             750,520
--------------------------------------------------------------------------------
CNA Financial Corp. (a)                                1,400              53,900
--------------------------------------------------------------------------------
Hanover Insurance Group Inc. (The)                     1,100              52,118
--------------------------------------------------------------------------------
SAFECO Corp.                                           9,400             569,358
--------------------------------------------------------------------------------
St. Paul Travelers Cos., Inc. (The)                    4,700             243,507
================================================================================
                                                                       3,459,539
================================================================================

PUBLISHING--0.02%

Idearc Inc. (a)                                          505              13,907
================================================================================

REGIONAL BANKS--0.37%

Regions Financial Corp.                                9,000             329,850
================================================================================

RESIDENTIAL REIT'S--3.56%

Apartment Investment & Management
  Co. -Class A                                         1,600              92,224
--------------------------------------------------------------------------------
Archstone-Smith Trust                                 21,400           1,283,572
--------------------------------------------------------------------------------
AvalonBay Communities, Inc.                            7,900           1,051,332
--------------------------------------------------------------------------------
BRE Properties, Inc. - Class A                         9,300             601,152
--------------------------------------------------------------------------------
Camden Property Trust                                  1,700             135,541
================================================================================
                                                                       3,163,821
================================================================================

RETAIL REIT'S--2.17%

Federal Realty Investment Trust                        4,400             374,792
--------------------------------------------------------------------------------
Kimco Realty Corp.                                    21,100             978,618
--------------------------------------------------------------------------------
Simon Property Group, Inc.                             5,600             571,088
================================================================================
                                                                       1,924,498
================================================================================

SEMICONDUCTORS--0.05%

Integrated Device Technology,
  Inc. (a)                                             2,600              42,900
================================================================================

SOFT DRINKS--0.65%

Coca-Cola Co. (The)                                    6,700             313,761
--------------------------------------------------------------------------------
PepsiCo, Inc.                                          4,300             266,471
================================================================================
                                                                         580,232
================================================================================

SPECIALIZED FINANCE--0.56%

NYSE Group Inc. (a)                                    5,000             500,500
================================================================================

SPECIALIZED REIT'S--0.89%

Hospitality Properties Trust                           6,100             306,159
--------------------------------------------------------------------------------
Public Storage, Inc.                                   5,000             481,400
================================================================================
                                                                         787,559
================================================================================

                                                    SHARES              VALUE
--------------------------------------------------------------------------------
SPECIALTY STORES--0.50%

Office Depot, Inc. (a)                                 6,700         $   253,662
--------------------------------------------------------------------------------
OfficeMax Inc.                                         4,000             188,280
================================================================================
                                                                         441,942
================================================================================

STEEL--1.55%

Nucor Corp.                                           19,600           1,173,060
--------------------------------------------------------------------------------
Steel Dynamics, Inc.                                   6,200             201,624
================================================================================
                                                                       1,374,684
================================================================================

SYSTEMS SOFTWARE--0.05%

BMC Software, Inc. (a)                                 1,400              45,584
================================================================================

THRIFTS & MORTGAGE FINANCE--1.57%

Countrywide Financial Corp.                            7,600             301,872
--------------------------------------------------------------------------------
Fannie Mae                                            11,900             678,657
--------------------------------------------------------------------------------
Freddie Mac                                            4,200             282,072
--------------------------------------------------------------------------------
Radian Group Inc.                                      2,500             133,025
================================================================================
                                                                       1,395,626
================================================================================

TOBACCO--3.11%

Altria Group, Inc.                                    23,700           1,995,777
--------------------------------------------------------------------------------
Loews Corp - Carolina Group                           12,300             767,151
================================================================================
                                                                       2,762,928
================================================================================
    Total Common Stocks & Other Equity
     Interests
     (Cost $79,771,376)                                               85,739,879
================================================================================

                                                    PRINCIPAL
                                                     AMOUNT
--------------------------------------------------------------------------------
U.S. TREASURY SECURITIES--0.20%

U.S. TREASURY BILLS--0.20%

   4.91% 12/14/06 (Cost $174,690)(b)             $   175,000(c)          174,690
================================================================================

                                                    SHARES
--------------------------------------------------------------------------------
MONEY MARKET FUNDS--2.57%

Liquid Assets Portfolio
  -Institutional Class (d)                         1,142,924           1,142,924
--------------------------------------------------------------------------------
Premier Portfolio -Institutional
  Class (d)                                        1,142,924           1,142,924
================================================================================
    Total Money Market Funds
      (Cost $2,285,848)                                                2,285,848
--------------------------------------------------------------------------------
================================================================================
TOTAL INVESTMENTS--99.28%
  (Cost $82,231,914)                                                  88,200,417
--------------------------------------------------------------------------------
================================================================================
OTHER ASSETS LESS LIABILITIES--0.72%                                     639,105
--------------------------------------------------------------------------------
================================================================================
NET ASSETS--100.00%                                                  $88,839,522
--------------------------------------------------------------------------------
================================================================================


Investment Abbreviations:

REIT   --Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(c) All or a portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1D and Note 3.


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.          F-3

AIM STRUCTURED VALUE FUND


(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.          F-4

AIM STRUCTURED VALUE FUND


NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
November 30, 2006
(Unaudited)


NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES


A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

        Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

AIM STRUCTURED VALUE FUND


        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

E. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

AIM STRUCTURED VALUE FUND


NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the three months ended November 30, 2006.

                                                                       CHANGE IN
                                                                       UNREALIZED                              REALIZED
                          VALUE         PURCHASES       PROCEEDS      APPRECIATION       VALUE      DIVIDEND     GAIN
FUND                     08/31/06        AT COST       FROM SALES    (DEPRECIATION)     11/30/06     INCOME     (LOSS)
-----------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio -
Institutional Class    $       --     $   3,556,493    $(2,413,569)   $          --   $ 1,142,924   $ 10,188   $     --
-----------------------------------------------------------------------------------------------------------------------
Premier
Portfolio-
Institutional Class            --         3,556,493     (2,413,569)              --     1,142,924     10,160         --
=======================================================================================================================
TOTAL
INVESTMENTS IN
AFFILIATES             $       --     $   7,112,986    $(4,827,138)   $          --    $ 2,285,848  $ 20,348   $     --
=======================================================================================================================

NOTE 3 -- FUTURES CONTRACTS

On November 30, 2006, $175,000 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts.


                                     OPEN FUTURES CONTRACTS AT PERIOD END
-------------------------------------------------------------------------------------------------------------
                                     NUMBER OF          MONTH/             VALUE         UNREALIZED
            CONTRACT                 CONTRACTS        COMMITMENT         11/30/06       APPRECIATION
-------------------------------------------------------------------------------------------------------------
S&P 500 E-Mini Index Future             29            Dec-06/Long       $2,034,205      $     45,938
=============================================================================================================

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended November 30, 2006 was $13,931,985 and $8,853,101, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

     UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                  $6,598,380
----------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                  (630,049)
========================================================================================
Net unrealized appreciation of investment securities                        $5,968,331
========================================================================================
Cost of investments for tax purposes is $82,232,086.

Item 2. Controls and Procedures.

     (a) As of December 14, 2006, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of December 14, 2006, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

     (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

     Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Counselor Series Trust


By: /s/ Philip A. Taylor
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: January 26, 2007

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Philip A. Taylor
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: January 26, 2007


By: /s/ Sidney M. Dilgren
    ---------------------------------
    Sidney M. Dilgren
    Principal Financial Officer

Date: January 26, 2007

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.